Quarterly Holdings Report
for
Fidelity® Government Income Fund
November 30, 2024
GOV-NPRT1-0125
1.809070.120
Collateralized Mortgage Obligations - 9.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 9.7%
Fannie Mae Guaranteed REMICS Series 1999-17 Class PG, 6% 4/25/2029	2,969	3,012
Fannie Mae Guaranteed REMICS Series 1999-25 Class Z, 6% 6/25/2029	3,376	3,383
Fannie Mae Guaranteed REMICS Series 1999-32 Class PL, 6% 7/25/2029	4,029	4,098
Fannie Mae Guaranteed REMICS Series 1999-33 Class PK, 6% 7/25/2029	3,067	3,104
Fannie Mae Guaranteed REMICS Series 2001-20 Class Z, 6% 5/25/2031	4,034	4,091
Fannie Mae Guaranteed REMICS Series 2001-31 Class ZC, 6.5% 7/25/2031	1,660	1,678
Fannie Mae Guaranteed REMICS Series 2001-38 Class QF, U.S. 30-Day Avg. SOFR Index + 1.0945%, 5.8285% 8/25/2031 (b)(c)	18,505	18,670
Fannie Mae Guaranteed REMICS Series 2001-52 Class YZ, 6.5% 10/25/2031	644	665
Fannie Mae Guaranteed REMICS Series 2002-16 Class ZD, 6.5% 4/25/2032	1,911	1,959
Fannie Mae Guaranteed REMICS Series 2002-18 Class FD, U.S. 30-Day Avg. SOFR Index + 0.9145%, 5.6485% 2/25/2032 (b)(c)	402	403
Fannie Mae Guaranteed REMICS Series 2002-39 Class FD, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.9128% 3/18/2032 (b)(c)	725	732
Fannie Mae Guaranteed REMICS Series 2002-49 Class FB, U.S. 30-Day Avg. SOFR Index + 0.7145%, 5.5128% 11/18/2031 (b)(c)	14,538	14,515
Fannie Mae Guaranteed REMICS Series 2002-60 Class FV, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.8485% 4/25/2032 (b)(c)	7,309	7,371
Fannie Mae Guaranteed REMICS Series 2002-63 Class FN, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.8485% 10/25/2032 (b)(c)	941	949
Fannie Mae Guaranteed REMICS Series 2002-7 Class FC, U.S. 30-Day Avg. SOFR Index + 0.8645%, 5.5985% 1/25/2032 (b)(c)	368	369
Fannie Mae Guaranteed REMICS Series 2002-74 Class FV, U.S. 30-Day Avg. SOFR Index + 0.5645%, 5.2985% 11/25/2032 (b)(c)	7,093	7,094
Fannie Mae Guaranteed REMICS Series 2002-74 Class SV, 7.4355% - U.S. 30-Day Avg. SOFR Index 2.7015% 11/25/2032 (b)(d)	1,478	35
Fannie Mae Guaranteed REMICS Series 2002-75 Class FA, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.8485% 11/25/2032 (b)(c)	13,371	13,485
Fannie Mae Guaranteed REMICS Series 2003-118 Class S, 7.9855% - U.S. 30-Day Avg. SOFR Index 3.2515% 12/25/2033 (b)(d)	14,511	1,661
Fannie Mae Guaranteed REMICS Series 2003-21 Class SK, 7.9855% - U.S. 30-Day Avg. SOFR Index 3.2515% 3/25/2033 (b)(d)	779	80
Fannie Mae Guaranteed REMICS Series 2003-70 Class BJ, 5% 7/25/2033	24,480	24,238
Fannie Mae Guaranteed REMICS Series 2004-52 Class KZ, 5.5% 7/25/2034	112,815	113,107
Fannie Mae Guaranteed REMICS Series 2004-91 Class Z, 5% 12/25/2034	1,141,774	1,130,587
Fannie Mae Guaranteed REMICS Series 2005-102 Class CO, 0% 11/25/2035 (e)(f)	2,427	2,077
Fannie Mae Guaranteed REMICS Series 2005-117 Class JN, 4.5% 1/25/2036	53,921	52,689
Fannie Mae Guaranteed REMICS Series 2005-14 Class ZB, 5% 3/25/2035	351,147	347,696
Fannie Mae Guaranteed REMICS Series 2005-47 Class SW, 6.6055% - U.S. 30-Day Avg. SOFR Index 1.8715% 6/25/2035 (b)(d)	18,886	1,363
Fannie Mae Guaranteed REMICS Series 2005-68 Class CZ, 5.5% 8/25/2035	1,205,942	1,217,964
Fannie Mae Guaranteed REMICS Series 2005-72 Class ZC, 5.5% 8/25/2035	58,751	58,973
Fannie Mae Guaranteed REMICS Series 2005-73 Class SA, U.S. 30-Day Avg. SOFR Index x 17.2524%, 4.9439% 8/25/2035 (b)(c)	416	426
Fannie Mae Guaranteed REMICS Series 2005-79 Class ZC, 5.9% 9/25/2035	35,878	36,197
Fannie Mae Guaranteed REMICS Series 2005-81 Class PC, 5.5% 9/25/2035	8,393	8,495
Fannie Mae Guaranteed REMICS Series 2006-104 Class GI, 6.5655% - U.S. 30-Day Avg. SOFR Index 1.8315% 11/25/2036 (b)(d)	11,019	1,057
Fannie Mae Guaranteed REMICS Series 2006-116 Class SG, 6.5255% - U.S. 30-Day Avg. SOFR Index 1.7915% 12/25/2036 (b)(d)	7,008	690
Fannie Mae Guaranteed REMICS Series 2006-12 Class BO, 0% 10/25/2035 (f)	9,490	8,350
Fannie Mae Guaranteed REMICS Series 2006-15 Class OP, 0% 3/25/2036 (f)	14,404	12,131
Fannie Mae Guaranteed REMICS Series 2006-37 Class OW, 0% 5/25/2036 (f)	1,699	1,370
Fannie Mae Guaranteed REMICS Series 2006-72 Class CY, 6% 8/25/2026	114,472	114,830
Fannie Mae Guaranteed REMICS Series 2007-40 Class SE, 6.3255% - U.S. 30-Day Avg. SOFR Index 1.5915% 5/25/2037 (b)(d)	3,715	401
Fannie Mae Guaranteed REMICS Series 2007-57 Class SA, U.S. 30-Day Avg. SOFR Index x 39.9331%, 11.5289% 6/25/2037 (b)(c)	2,990	3,623
Fannie Mae Guaranteed REMICS Series 2007-66 Class SA, U.S. 30-Day Avg. SOFR Index x 38.9131%, 10.5089% 7/25/2037 (b)(c)	4,578	5,592
Fannie Mae Guaranteed REMICS Series 2007-66 Class SB, U.S. 30-Day Avg. SOFR Index x 38.9131%, 10.5089% 7/25/2037 (b)(c)	1,131	1,244
Fannie Mae Guaranteed REMICS Series 2009-59 Class HB, 5% 8/25/2039	552,613	552,477
Fannie Mae Guaranteed REMICS Series 2010-135 Class ZA, 4.5% 12/25/2040	16,610	16,526
Fannie Mae Guaranteed REMICS Series 2010-150 Class ZC, 4.75% 1/25/2041	142,677	140,975
Fannie Mae Guaranteed REMICS Series 2011-39 Class ZA, 6% 11/25/2032	16,895	17,393
Fannie Mae Guaranteed REMICS Series 2011-4 Class PZ, 5% 2/25/2041	50,679	48,979
Fannie Mae Guaranteed REMICS Series 2011-67 Class AI, 4% 7/25/2026 (d)	3,134	38
Fannie Mae Guaranteed REMICS Series 2012-100 Class WI, 3% 9/25/2027 (d)	32,488	892
Fannie Mae Guaranteed REMICS Series 2012-149 Class DA, 1.75% 1/25/2043	223,912	205,897
Fannie Mae Guaranteed REMICS Series 2012-149 Class GA, 1.75% 6/25/2042	279,804	256,650
Fannie Mae Guaranteed REMICS Series 2012-27 Class EZ, 4.25% 3/25/2042	2,415,726	2,306,902
Fannie Mae Guaranteed REMICS Series 2012-67 Class AI, 4.5% 7/25/2027 (d)	560	6
Fannie Mae Guaranteed REMICS Series 2012-9 Class SH, 6.4355% - U.S. 30-Day Avg. SOFR Index 1.7015% 6/25/2041 (b)(d)	1,189	5
Fannie Mae Guaranteed REMICS Series 2012-93 Class QW, 5% 1/25/2042	53,187	52,788
Fannie Mae Guaranteed REMICS Series 2013-133 Class IB, 3% 4/25/2032 (d)	6,136	53
Fannie Mae Guaranteed REMICS Series 2013-134 Class SA, 5.9355% - U.S. 30-Day Avg. SOFR Index 1.2015% 1/25/2044 (b)(d)	17,625	1,873
Fannie Mae Guaranteed REMICS Series 2015-42 Class IL, 6% 6/25/2045 (d)	98,776	15,012
Fannie Mae Guaranteed REMICS Series 2015-70 Class JC, 3% 10/25/2045	113,408	106,828
Fannie Mae Guaranteed REMICS Series 2016-26 Class CG, 3% 5/25/2046	3,759,437	3,558,356
Fannie Mae Guaranteed REMICS Series 2017-1 Class JP, 3.5% 4/25/2045	364,762	354,290
Fannie Mae Guaranteed REMICS Series 2017-22 Class JN, 4.5% 4/25/2046	855,998	839,363
Fannie Mae Guaranteed REMICS Series 2017-30 Class AI, 5.5% 5/25/2047 (d)	55,734	8,410
Fannie Mae Guaranteed REMICS Series 2017-89 Class KV, 3.5% 8/25/2047	1,655,033	1,632,426
Fannie Mae Guaranteed REMICS Series 2018-45 Class GI, 4% 6/25/2048 (d)	724,993	151,747
Fannie Mae Guaranteed REMICS Series 2019-52 Class M, 3.5% 3/25/2049	125,826	121,406
Fannie Mae Guaranteed REMICS Series 2019-64 Class MJ, 4.5% 6/25/2049	1,609,074	1,538,989
Fannie Mae Guaranteed REMICS Series 2019-74 Class LB, 3% 10/25/2049	729,623	655,046
Fannie Mae Guaranteed REMICS Series 2020-51 Class BA, 2% 6/25/2046	3,055,170	2,669,757
Fannie Mae Guaranteed REMICS Series 2021-26 Class HC, 1% 11/25/2049	7,038,189	5,976,153
Fannie Mae Guaranteed REMICS Series 2021-59 Class H, 2% 6/25/2048	1,141,927	937,422
Fannie Mae Guaranteed REMICS Series 2021-66 Class DA, 2% 1/25/2048	1,208,575	998,628
Fannie Mae Guaranteed REMICS Series 2021-66 Class DM, 2% 1/25/2048	1,284,369	1,061,255
Fannie Mae Guaranteed REMICS Series 2021-85 Class L, 2.5% 8/25/2048	1,071,313	933,521
Fannie Mae Guaranteed REMICS Series 2021-96 Class HA, 2.5% 2/25/2050	1,736,861	1,505,107
Fannie Mae Guaranteed REMICS Series 2022-1 Class KA, 3% 5/25/2048	1,724,559	1,565,656
Fannie Mae Guaranteed REMICS Series 2022-2 Class TH, 2.5% 2/25/2052	1,018,142	918,980
Fannie Mae Guaranteed REMICS Series 2022-3 Class N, 2% 10/25/2047	13,802,055	12,052,044
Fannie Mae Guaranteed REMICS Series 2022-4 Class B, 2.5% 5/25/2049	1,257,798	1,094,747
Fannie Mae Guaranteed REMICS Series 2022-5 Class BA, 2.5% 12/25/2049	1,496,477	1,273,287
Fannie Mae Guaranteed REMICS Series 2022-66 Class KA, 5% 10/25/2052	2,221,373	2,210,207
Fannie Mae Guaranteed REMICS Series 2022-7 Class A, 3% 5/25/2048	2,452,864	2,223,219
Fannie Mae Mortgage pass-thru certificates Series 1997-41 Class J, 7.5% 6/18/2027	455	466
Fannie Mae Mortgage pass-thru certificates Series 2006-45 Class OP, 0% 6/25/2036 (f)	141,323	116,361
Fannie Mae Mortgage pass-thru certificates Series 2006-62 Class KP, 0% 4/25/2036 (f)	7,132	5,905
Fannie Mae Mortgage pass-thru certificates Series 2013-51 Class GI, 3% 10/25/2032 (d)	16,010	711
Fannie Mae Mortgage pass-thru certificates Series 2020-67 Class KZ, 3.25% 9/25/2040	10,110,743	9,257,538
Fannie Mae Series 2010-118 Class PB, 4.5% 10/25/2040	1,370,598	1,358,951
Fannie Mae Series 2010-15 Class FJ, U.S. 30-Day Avg. SOFR Index + 1.0445%, 5.7785% 6/25/2036 (b)(c)	1,286,971	1,298,573
Fannie Mae Series 2010-39 Class FG, U.S. 30-Day Avg. SOFR Index + 1.0345%, 5.7685% 3/25/2036 (b)(c)	892,413	900,609
Fannie Mae Series 2010-95 Class ZC, 5% 9/25/2040	299,066	298,727
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-339 Class 5, 5.5% 7/25/2033 (d)	3,703	555
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-343 Class 16, 5.5% 5/25/2034 (d)	3,470	525
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-348 Class 14, 6.5% 8/25/2034 (b)(d)	2,289	425
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 12, 5.5% 4/25/2034 (b)(d)	1,596	252
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 13, 6% 3/25/2034 (d)	2,136	373
Fannie Mae Stripped Mortgage-Backed Securities Series 2005-359 Class 19, 6% 7/25/2035 (b)(d)	1,435	261
Fannie Mae Stripped Mortgage-Backed Securities Series 2007-384 Class 6, 5% 7/25/2037 (d)	14,563	2,406
Freddie Mac Manufactured Housing participation certificates Series 1998-2043 Class ZH, 6% 4/15/2028	1,083	1,098
Freddie Mac Manufactured Housing participation certificates Series 1998-2056 Class Z, 6% 5/15/2028	3,142	3,191
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4341 Class ML, 3.5% 11/15/2031	1,610,479	1,558,405
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4386 Class AZ, 4.5% 11/15/2040	169,372	163,857
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	999,998	868,758
Freddie Mac Multifamily Structured pass-thru certificates Series 1997-1929 Class EZ, 7.5% 2/17/2027	818	823
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2121 Class MG, 6% 2/15/2029	1,702	1,726
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2131 Class BG, 6% 3/15/2029	11,829	11,996
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2135 Class JE, 6% 3/15/2029	663	673
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2137 Class PG, 6% 3/15/2029	1,887	1,921
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2145 Class MZ, 6.5% 4/15/2029	12,119	12,273
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2154 Class PT, 6% 5/15/2029	3,146	3,190
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2156 Class TC, 6.25% 5/15/2029	384	384
Freddie Mac Multifamily Structured pass-thru certificates Series 2000-2218 Class ZB, 6% 3/15/2030	2,109	2,136
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2274 Class ZM, 6.5% 1/15/2031	1,137	1,149
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2303 Class ZV, 6% 4/15/2031	6,533	6,636
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2357 Class ZB, 6.5% 9/15/2031	22,082	22,538
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2412 Class FK, U.S. 30-Day Avg. SOFR Index + 0.9145%, 5.7201% 1/15/2032 (b)(c)	284	285
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2423 Class FA, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.8201% 3/15/2032 (b)(c)	417	420
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2424 Class FM, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.9201% 3/15/2032 (b)(c)	392	395
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FE, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.8201% 6/15/2031 (b)(c)	661	664
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FG, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.8201% 3/15/2032 (b)(c)	237	238
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2502 Class ZC, 6% 9/15/2032	2,800	2,863
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2519 Class ZD, 5.5% 11/15/2032	3,943	3,985
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2520 Class BE, 6% 11/15/2032	7,296	7,461
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2526 Class FC, U.S. 30-Day Avg. SOFR Index + 0.5145%, 5.3201% 11/15/2032 (b)(c)	4,752	4,745
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2530 Class FE, U.S. 30-Day Avg. SOFR Index + 0.7145%, 5.5201% 2/15/2032 (b)(c)	8,229	8,240
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2587 Class AD, 4.71% 3/15/2033	334,280	331,271
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2682 Class FB, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.8201% 10/15/2033 (b)(c)	460,699	464,076
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2682 Class LD, 4.5% 10/15/2033	104,080	103,373
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2693 Class MD, 5.5% 10/15/2033	16,344	16,420
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2711 Class FC, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.8201% 2/15/2033 (b)(c)	329,394	331,862
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2770 Class FH, U.S. 30-Day Avg. SOFR Index + 0.5145%, 5.3201% 3/15/2034 (b)(c)	112,243	111,544
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2802 Class OB, 6% 5/15/2034	11,184	11,379
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2802 Class ZG, 5.5% 5/15/2034	1,404,251	1,422,417
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2877 Class ZD, 5% 10/15/2034	1,390,893	1,379,746
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2933 Class ZM, 5.75% 2/15/2035	77,393	79,301
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2947 Class XZ, 6% 3/15/2035	31,505	32,297
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class MK, 5.5% 6/15/2035	3,627	3,661
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class ZD, 5.5% 6/15/2035	51,064	51,986
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2998 Class LY, 5.5% 7/15/2025	372	372
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-3002 Class NE, 5% 7/15/2035	16,446	16,461
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-3007 Class EW, 5.5% 7/15/2025	31,100	31,074
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3110 Class OP, 0% 9/15/2035 (f)	1,733	1,678
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3115 Class SM, 6.4855% - U.S. 30-Day Avg. SOFR Index 1.6799% 2/15/2036 (b)(d)	4,846	428
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3119 Class PO, 0% 2/15/2036 (e)(f)	17,323	14,034
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3121 Class KO, 0% 3/15/2036 (f)	2,965	2,539
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3123 Class LO, 0% 3/15/2036 (f)	9,396	7,685
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3145 Class GO, 0% 4/15/2036 (f)	10,388	8,556
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3189 Class PD, 6% 7/15/2036	15,922	16,496
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3237 Class C, 5.5% 11/15/2036	68,417	69,575
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3244 Class SG, 6.5455% - U.S. 30-Day Avg. SOFR Index 1.7399% 11/15/2036 (b)(d)	22,870	1,970
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3258 Class PM, 5.5% 12/15/2036	5,308	5,406
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3336 Class LI, 6.4655% - U.S. 30-Day Avg. SOFR Index 1.6599% 6/15/2037 (b)(d)	14,781	1,635
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3366 Class FD, U.S. 30-Day Avg. SOFR Index + 0.3645%, 5.1701% 5/15/2037 (b)(c)	17,904	17,451
Freddie Mac Multifamily Structured pass-thru certificates Series 2008-3415 Class PC, 5% 12/15/2037	152,287	152,311
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3832 Class PE, 5% 3/15/2041	71,732	71,923
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3843 Class PZ, 5% 4/15/2041	2,344,853	2,344,836
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3857 Class ZP, 5% 5/15/2041	3,794,862	3,794,505
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3889 Class DZ, 4% 1/15/2041	10,715,652	10,209,781
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	11,655	11,485
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4055 Class BI, 3.5% 5/15/2031 (d)	200	0
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4135 Class AB, 1.75% 6/15/2042	204,202	188,406
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4281 Class AI, 4% 12/15/2028 (d)	161	0
Freddie Mac Multifamily Structured pass-thru certificates Series 2014-4314 Class AI, 5% 3/15/2034 (d)	460	4
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4427 Class LI, 3.5% 2/15/2034 (d)	43,518	1,821
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4471 Class PA, 4% 12/15/2040	37,357	36,677
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4683 Class LM, 3% 5/15/2047	142,277	135,553
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5018 Class LC, 3% 10/25/2040	4,207,000	3,796,388
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5083 Class VA, 1% 8/15/2038	10,213,127	9,651,212
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5122 Class TE, 1.5% 6/25/2051	3,981,306	3,255,125
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5137 Class TA, 2% 3/25/2039	9,954,910	8,881,677
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	6,245,189	5,398,760
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	1,250,127	1,110,798
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048	8,267,315	7,218,141
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	1,351,802	1,173,534
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	1,279,819	1,135,937
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	1,466,546	1,259,076
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	971,353	863,260
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	4,679,935	4,191,415
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5200 Class LA, 3% 10/25/2048	2,311,567	2,095,023
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	1,042,520	927,288
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5213 Class JM, 3.5% 9/25/2051	5,768,468	5,509,878
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CG, 3.5% 4/25/2052	1,960,224	1,842,775
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5220 Class PK, 3.5% 1/25/2051	2,664,326	2,493,127
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5224 Class DQ, 3.75% 8/25/2044	3,279,020	3,126,791
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5236 Class P, 5% 4/25/2048	1,984,461	1,974,821
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5266 Class CD, 4.5% 10/25/2044	1,349,658	1,332,390
Freddie Mac Non Gold Pool Series 1998-2095 Class PE, 6% 11/15/2028	3,825	3,893
Freddie Mac Non Gold Pool Series 1998-2101 Class PD, 6% 11/15/2028	2,177	2,213
Freddie Mac Non Gold Pool Series 1999-2162 Class PH, 6% 6/15/2029	587	596
Freddie Mac Non Gold Pool Series 2006-3225 Class EO, 0% 10/15/2036 (f)	5,259	4,270
Ginnie Mae Mortgage pass-thru certificates Series 2010-H10 Class FA, CME Term SOFR 1 month Index + 0.4445%, 5.1518% 5/20/2060 (b)(c)(g)	29,614	29,533
Ginnie Mae Mortgage pass-thru certificates Series 2010-H16 Class BA, 3.55% 7/20/2060 (g)	45,117	43,343
Ginnie Mae Mortgage pass-thru certificates Series 2010-H19 Class FG, CME Term SOFR 1 month Index + 0.4145%, 5.271% 8/20/2060 (b)(c)(g)	386,463	384,983
Ginnie Mae Mortgage pass-thru certificates Series 2010-H27 Class FA, CME Term SOFR 1 month Index + 0.38%, 5.351% 12/20/2060 (b)(c)(g)	170,102	169,460
Ginnie Mae Mortgage pass-thru certificates Series 2011-H05 Class FA, CME Term SOFR 1 month Index + 0.6145%, 5.471% 12/20/2060 (b)(c)(g)	161,667	161,442
Ginnie Mae Mortgage pass-thru certificates Series 2011-H07 Class FA, CME Term SOFR 1 month Index + 0.6145%, 5.471% 2/20/2061 (b)(c)(g)	165,581	165,313
Ginnie Mae Mortgage pass-thru certificates Series 2011-H12 Class FA, CME Term SOFR 1 month Index + 0.6045%, 5.461% 2/20/2061 (b)(c)(g)	190,244	189,861
Ginnie Mae Mortgage pass-thru certificates Series 2011-H13 Class FA, CME Term SOFR 1 month Index + 0.6145%, 5.471% 4/20/2061 (b)(c)(g)	166,013	165,794
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FB, CME Term SOFR 1 month Index + 0.6145%, 5.471% 5/20/2061 (b)(c)(g)	167,391	167,095
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FC, CME Term SOFR 1 month Index + 0.6145%, 5.471% 5/20/2061 (b)(c)(g)	157,170	156,940
Ginnie Mae Mortgage pass-thru certificates Series 2011-H17 Class FA, CME Term SOFR 1 month Index + 0.6445%, 5.501% 6/20/2061 (b)(c)(g)	187,216	187,049
Ginnie Mae Mortgage pass-thru certificates Series 2011-H20 Class FA, CME Term SOFR 1 month Index + 0.6645%, 5.521% 9/20/2061 (b)(c)(g)	848,763	848,193
Ginnie Mae Mortgage pass-thru certificates Series 2011-H21 Class FA, CME Term SOFR 1 month Index + 0.7145%, 5.571% 10/20/2061 (b)(c)(g)	565,532	565,470
Ginnie Mae Mortgage pass-thru certificates Series 2012-H01 Class FA, CME Term SOFR 1 month Index + 0.8145%, 5.671% 11/20/2061 (b)(c)(g)	742,281	743,109
Ginnie Mae Mortgage pass-thru certificates Series 2012-H03 Class FA, CME Term SOFR 1 month Index + 0.8145%, 5.671% 1/20/2062 (b)(c)(g)	338,100	338,530
Ginnie Mae Mortgage pass-thru certificates Series 2012-H06 Class FA, CME Term SOFR 1 month Index + 0.7445%, 5.601% 1/20/2062 (b)(c)(g)	654,179	654,392
Ginnie Mae Mortgage pass-thru certificates Series 2012-H07 Class FA, CME Term SOFR 1 month Index + 0.7445%, 5.601% 3/20/2062 (b)(c)(g)	301,585	301,482
Ginnie Mae Mortgage pass-thru certificates Series 2012-H21 Class DF, CME Term SOFR 1 month Index + 0.7645%, 5.621% 5/20/2061 (b)(c)(g)	18,220	18,199
Ginnie Mae Mortgage pass-thru certificates Series 2013-H01 Class FA, 1.65% 1/20/2063 (g)	2	2
Ginnie Mae Mortgage pass-thru certificates Series 2013-H04 Class BA, 1.65% 2/20/2063 (g)	340	312
Ginnie Mae Mortgage pass-thru certificates Series 2013-H19 Class FC, CME Term SOFR 1 month Index + 0.6%, 5.571% 8/20/2063 (b)(c)(g)	36,448	36,444
Ginnie Mae Mortgage pass-thru certificates Series 2014-H02 Class FB, CME Term SOFR 1 month Index + 0.65%, 5.621% 12/20/2063 (b)(c)(g)	1,573,596	1,574,521
Ginnie Mae Mortgage pass-thru certificates Series 2014-H03 Class FA, CME Term SOFR 1 month Index + 0.7145%, 5.571% 1/20/2064 (b)(c)(g)	657,778	657,702
Ginnie Mae Mortgage pass-thru certificates Series 2014-H04 Class HA, 2.75% 2/20/2064 (g)	129,778	128,530
Ginnie Mae Mortgage pass-thru certificates Series 2014-H05 Class FB, CME Term SOFR 1 month Index + 0.7145%, 5.571% 12/20/2063 (b)(c)(g)	21,032	21,028
Ginnie Mae Mortgage pass-thru certificates Series 2014-H11 Class BA, CME Term SOFR 1 month Index + 0.6145%, 5.471% 6/20/2064 (b)(c)(g)	46,533	46,468
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class FL, CME Term SOFR 1 month Index + 0.3945%, 5.251% 5/20/2063 (b)(c)(g)	26,661	26,387
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class HA, 2.5% 8/20/2064 (g)	1,275	1,233
Ginnie Mae Mortgage pass-thru certificates Series 2015-H19 Class FA, CME Term SOFR 1 month Index + 0.3145%, 5.171% 4/20/2063 (b)(c)(g)	24,759	24,523
Ginnie Mae Mortgage pass-thru certificates Series 2015-H30 Class HA, 1.75% 9/20/2062 (b)(g)	127,529	123,506
Ginnie Mae Mortgage pass-thru certificates Series 2016-H13 Class FB, 1 year U.S. Treasury Index + 0.5%, 4.41% 5/20/2066 (b)(c)(g)	784,060	779,466
Ginnie Mae Mortgage pass-thru certificates Series 2016-H20 Class FM, CME Term SOFR 1 month Index + 0.5145%, 5.371% 12/20/2062 (b)(c)(g)	35,457	35,200
Ginnie Mae Mortgage pass-thru certificates Series 2017-134 Class BA, 2.5% 11/20/2046	309,877	278,468
Ginnie Mae Mortgage pass-thru certificates Series 2017-H06 Class FA, 1 year U.S. Treasury Index + 0.35%, 4.26% 8/20/2066 (b)(c)(g)	1,265,396	1,257,700
Ginnie Mae Mortgage pass-thru certificates Series 2018-H12 Class HA, 3.25% 8/20/2068 (g)	742,022	717,361
Ginnie Mae REMIC pass-thru certificates Series 2004-22 Class AZ, 5.5% 4/20/2034	869,111	886,056
Ginnie Mae REMIC pass-thru certificates Series 2004-24 Class ZM, 5% 4/20/2034	25,305	24,926
Ginnie Mae REMIC pass-thru certificates Series 2004-32 Class GS, 6.3855% - CME Term SOFR 1 month Index 1.775% 5/16/2034 (b)(d)	5,177	331
Ginnie Mae REMIC pass-thru certificates Series 2004-73 Class AL, 7.0855% - CME Term SOFR 1 month Index 2.475% 8/17/2034 (b)(d)	5,158	434
Ginnie Mae REMIC pass-thru certificates Series 2007-37 Class TS, 6.5755% - CME Term SOFR 1 month Index 1.965% 6/16/2037 (b)(d)	9,430	917
Ginnie Mae REMIC pass-thru certificates Series 2007-59 Class FC, CME Term SOFR 1 month Index + 0.6145%, 5.2207% 7/20/2037 (b)(c)	71,349	71,018
Ginnie Mae REMIC pass-thru certificates Series 2008-2 Class FD, CME Term SOFR 1 month Index + 0.5945%, 5.2007% 1/20/2038 (b)(c)	70,899	70,497
Ginnie Mae REMIC pass-thru certificates Series 2008-73 Class FA, CME Term SOFR 1 month Index + 0.9745%, 5.5807% 8/20/2038 (b)(c)	484,535	489,209
Ginnie Mae REMIC pass-thru certificates Series 2008-83 Class FB, CME Term SOFR 1 month Index + 1.0145%, 5.6207% 9/20/2038 (b)(c)	351,131	354,966
Ginnie Mae REMIC pass-thru certificates Series 2009-108 Class CF, CME Term SOFR 1 month Index + 0.7145%, 5.325% 11/16/2039 (b)(c)	368,252	367,416
Ginnie Mae REMIC pass-thru certificates Series 2009-116 Class KF, CME Term SOFR 1 month Index + 0.6445%, 5.255% 12/16/2039 (b)(c)	57,997	57,739
Ginnie Mae REMIC pass-thru certificates Series 2009-118 Class XZ, 5% 12/20/2039	8,270,339	8,242,872
Ginnie Mae REMIC pass-thru certificates Series 2010-116 Class QB, 4% 9/16/2040	15,690	14,884
Ginnie Mae REMIC pass-thru certificates Series 2010-160 Class DY, 4% 12/20/2040	212,243	204,730
Ginnie Mae REMIC pass-thru certificates Series 2010-169 Class Z, 4.5% 12/20/2040	4,306,001	3,978,101
Ginnie Mae REMIC pass-thru certificates Series 2010-170 Class B, 4% 12/20/2040	46,812	45,111
Ginnie Mae REMIC pass-thru certificates Series 2010-31 Class BP, 5% 3/20/2040	3,564,531	3,592,417
Ginnie Mae REMIC pass-thru certificates Series 2010-H03 Class FA, CME Term SOFR 1 month Index + 0.6645%, 5.3718% 3/20/2060 (b)(c)(g)	37,481	37,447
Ginnie Mae REMIC pass-thru certificates Series 2011-136 Class WI, 4.5% 5/20/2040 (d)	20,411	1,048
Ginnie Mae REMIC pass-thru certificates Series 2011-68 Class EC, 3.5% 4/20/2041	35,671	34,676
Ginnie Mae REMIC pass-thru certificates Series 2011-69 Class GX, 4.5% 5/16/2040	1,195,335	1,190,155
Ginnie Mae REMIC pass-thru certificates Series 2011-94 Class SA, 5.9855% - CME Term SOFR 1 month Index 1.3794% 7/20/2041 (b)(d)	19,466	1,811
Ginnie Mae REMIC pass-thru certificates Series 2012-98 Class FA, CME Term SOFR 1 month Index + 0.5145%, 5.1207% 8/20/2042 (b)(c)	76,603	75,376
Ginnie Mae REMIC pass-thru certificates Series 2013-149 Class MA, 2.5% 5/20/2040	105,501	102,951
Ginnie Mae REMIC pass-thru certificates Series 2014-2 Class BA, 3% 1/20/2044	419,125	380,939
Ginnie Mae REMIC pass-thru certificates Series 2014-21 Class HA, 3% 2/20/2044	156,473	143,443
Ginnie Mae REMIC pass-thru certificates Series 2014-25 Class HC, 3% 2/20/2044	264,162	239,175
Ginnie Mae REMIC pass-thru certificates Series 2014-5 Class A, 3% 1/20/2044	215,319	195,689
Ginnie Mae REMIC pass-thru certificates Series 2016-69 Class WA, 3% 2/20/2046	82,086	75,561
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class BA, 3% 9/20/2047	3,131,764	2,802,954
Ginnie Mae REMIC pass-thru certificates Series 2017-153 Class GA, 3% 9/20/2047	223,276	200,230
Ginnie Mae REMIC pass-thru certificates Series 2017-182 Class KA, 3% 10/20/2047	178,805	161,583
Ginnie Mae REMIC pass-thru certificates Series 2017-186 Class HK, 3% 11/16/2045	228,750	209,977
Ginnie Mae REMIC pass-thru certificates Series 2018-13 Class Q, 3% 4/20/2047	207,209	191,935
TOTAL UNITED STATES		191,342,448
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $193,360,052)		191,342,448

Commercial Mortgage Securities - 15.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 15.1%
Freddie Mac Multiclass Mortgage participation certificates Series 2015-K044 Class A2, 2.811% 1/25/2025	5,781,373	5,756,684
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K043 Class A2, 3.062% 12/25/2024	3,821,866	3,809,237
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K047 Class A2, 3.329% 5/25/2025	2,446,570	2,428,381
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K049 Class A2, 3.01% 7/25/2025	16,508,716	16,329,407
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K050 Class A2, 3.334% 8/25/2025 (b)	14,994,059	14,847,952
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K051 Class A2, 3.308% 9/25/2025	12,405,109	12,268,598
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-KPLB Class A, 2.77% 5/25/2025	8,620,000	8,526,688
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K052 Class A2, 3.151% 11/25/2025	16,081,112	15,862,988
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K053 Class A2, 2.995% 12/25/2025	18,820,000	18,542,608
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K055 Class A2, 2.673% 3/25/2026	3,036,238	2,965,487
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K056 Class A2, 2.525% 5/25/2026	29,400,000	28,597,083
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K057 Class A2, 2.57% 7/25/2026	8,600,000	8,355,921
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K058 Class A2, 2.653% 8/25/2026	15,475,000	15,001,115
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K059 Class A2, 3.12% 9/25/2026 (b)	2,200,000	2,147,362
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K060 Class A2, 3.3% 10/25/2026	2,000,000	1,955,246
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K063 Class A2, 3.43% 1/25/2027	1,700,000	1,664,098
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K065 Class A2, 3.243% 4/25/2027	9,000,000	8,751,099
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K066 Class A2, 3.117% 6/25/2027	14,570,000	14,107,640
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K073 Class A2, 3.35% 1/25/2028	2,470,000	2,391,371
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K077 Class A2, 3.85% 5/25/2028	2,600,000	2,548,659
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K084 Class A2, 3.78% 10/25/2028	5,100,000	4,970,895
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K732 Class A2, 3.7% 5/25/2025	12,346,710	12,272,229
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K733 Class A2, 3.75% 8/25/2025	17,187,603	17,048,672
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K734 Class A2, 3.208% 2/25/2026	11,604,158	11,438,765
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K735 Class A2, 2.862% 5/25/2026	6,082,833	5,943,166
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K736 Class A2, 2.282% 7/25/2026	7,684,827	7,443,454
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K739 Class A2, 1.336% 9/25/2027	21,800,000	20,166,775
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K747 Class A2, 2.05% 11/25/2028	4,300,000	3,928,353
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K523 Class AS, U.S. 30-Day Avg. SOFR Index + 0.55%, 5.3995% 4/25/2029 (b)(c)	12,498,141	12,532,528
FREMF Mortgage Trust Series 2015-KPLB Class B, 2.5% 5/25/2025 (h)	15,200,000	14,974,354
TOTAL UNITED STATES		297,576,815
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $296,735,687)		297,576,815

U.S. Government Agency - Mortgage Securities - 35.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 35.5%
Fannie Mae 3.5% 12/1/2036	35,264	33,443
Fannie Mae 3.5% 5/1/2036	26,674	25,339
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.153%, 6.958% 7/1/2036 (b)(c)	1,802	1,825
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 6.583% 3/1/2035 (b)(c)	10,605	10,766
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.27%, 6.911% 6/1/2036 (b)(c)	1,767	1,798
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.281%, 7.249% 10/1/2033 (b)(c)	15,601	15,867
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.46%, 7.395% 7/1/2034 (b)(c)	1,764	1,797
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	1,673,411	1,384,832
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	1,638,170	1,355,668
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	1,664,808	1,377,712
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2040	354,005	303,322
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	18,976	16,070
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	541,418	442,755
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	7,602,978	6,502,592
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	3,781,475	3,219,998
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	373,266	302,796
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	6,584,659	5,942,616
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2036	314,493	282,551
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	15,852	13,558
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	727,413	704,193
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	16,910	14,425
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	825,800	672,475
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2041	1,071,995	914,500
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	433,317	372,498
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	744,682	605,953
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2035	13,090,763	11,826,610
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2035	31,525,990	28,481,579
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	18,565	15,774
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	316,089	271,526
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	250,592	204,300
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	401,011	326,556
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	140,905	114,391
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	74,918	60,914
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	1,341,354	1,271,590
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	15,440	14,558
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	29,475	25,923
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	99,425	87,660
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	7,643	6,735
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	8,552	7,541
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	827,218	699,385
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	10,381	9,856
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	1,349,371	1,279,817
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	39,625	37,618
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	865,802	821,553
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	11,904	11,296
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	9,531	8,978
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	2,010,176	1,767,379
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	652,054	573,296
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	600,930	528,347
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,748,330	1,478,701
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,348,115	1,140,207
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	2,392,718	2,268,286
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	8,417	7,937
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	9,541	8,984
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	87,864	81,500
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	263,935	244,736
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	122,767	113,875
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	760,687	721,803
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2042	1,495,701	1,317,849
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2043	56,943	50,109
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2035	1,390,721	1,289,994
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2035	1,322,969	1,226,737
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2043	6,061	5,331
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	1,339,481	1,270,990
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2037	712,349	652,132
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2042	624,826	547,405
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	43,748	38,519
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	7,334	6,464
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	11,409	10,028
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	39,883	37,954
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	142,938	125,852
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	381,982	337,874
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	1,818,875	1,535,524
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	2,795,502	2,376,607
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	5,790,376	4,924,519
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	94,150	89,469
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	54,648	51,979
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2033	12,385	11,619
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2031	92,462	87,737
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2028	2,111	2,067
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	431,399	409,855
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	1,188,381	1,129,034
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	156,951	149,260
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2037	158,308	148,533
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2040	7,201	6,599
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	14,899	13,502
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	30,114	27,259
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	8,257	7,530
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	11,399	10,319
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	15,788	14,324
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	18,023	16,322
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	12,809	11,584
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	7,279	6,637
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	148,034	134,221
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	20,133	18,320
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2045	13,830	12,514
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	62,188	54,365
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2040	3,482,011	3,228,926
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	13,336	12,091
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	56,718	50,469
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	9,812,625	8,639,442
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2036	107,596	101,288
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2036	18,270	17,199
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2039	54,153	49,727
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	6,425	5,806
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	9,085	8,251
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	10,897	9,879
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	74,313	67,398
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	573,456	504,895
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	5,299,357	4,665,774
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	2,288,428	2,019,118
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	154,301	148,091
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	69,274	65,880
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	240,082	228,093
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	171,118	162,733
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	39,795	36,156
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	8,118	7,361
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	7,559	6,854
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	6,829	6,191
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	17,385	15,763
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	9,567	8,673
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	6,831	6,173
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	7,074	6,392
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	7,799	7,064
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	43,170	37,887
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	1,139,474	1,003,240
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	993,133	875,637
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2037	150,566	141,269
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2037	84,850	79,611
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	20,562	18,619
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	24,449	22,200
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	19,163	17,332
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	61,062	55,359
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	109,109	98,768
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	39,169	35,480
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	83,678	75,748
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	12,555	11,400
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	9,565	8,672
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	6,587	5,953
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	9,391	8,470
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	49,135	44,523
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	664,071	587,996
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	87,022	76,292
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	3,817,893	3,359,045
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	2,613,168	2,299,108
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2037	201,818	189,357
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2037	211,410	198,356
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	8,871	8,036
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	6,958	6,296
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	34,675	31,452
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2045	8,774	7,859
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2045	22,076	19,775
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	772,050	680,951
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	177,784	157,417
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	22,061	19,989
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	100,263	90,061
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	458,274	405,632
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	84,255	74,260
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	90,403	81,849
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	8,032	7,270
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	109,403	99,053
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	7,411	6,705
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	6,740	6,096
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	12,368	11,202
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	13,854	12,401
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	177,192	156,893
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2044	84,998	76,951
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2040	116,243	106,522
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	5,749	5,211
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	19,751	17,935
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	177,636	160,557
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	875,872	782,924
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	1,100,536	973,772
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	5,265,145	4,658,687
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	25,730	23,257
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	51,501	46,536
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	30,667	27,451
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	9,016	8,070
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	29,904	26,768
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	382,388	340,255
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	1,375,410	1,215,266
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2041	1,251,175	1,144,986
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	9,021	8,148
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	11,911	10,769
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	69,447	62,911
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	904,043	804,432
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	313,775	279,202
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	45,084	39,792
Fannie Mae Mortgage pass-thru certificates 3.4% 8/1/2042	14,308	13,207
Fannie Mae Mortgage pass-thru certificates 3.4% 9/1/2042	9,290	8,596
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2042	17,624	16,478
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	8,813	8,243
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	56,892	53,132
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	458,431	423,022
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	146,765	133,778
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	45,959	42,912
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	7,363	6,879
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	139,807	130,571
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	12,175	11,369
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	32,346	30,363
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	3,483	3,265
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	60,405	55,834
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	8,324	7,751
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	8,574	7,996
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	14,720	13,737
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	8,850	8,255
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	1,030,771	939,237
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	87,045	79,397
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	10,698	10,001
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	149,252	137,724
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	50,779	46,857
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	67,947	62,699
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	3,946,428	3,680,529
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	124,081	114,458
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2051	105,695	96,342
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	5,721	5,343
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	26,650	24,825
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2051	3,624,759	3,309,670
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052 (i)	29,345,454	26,648,733
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	30,423	28,315
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	29,169	27,204
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	5,036,800	4,585,981
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	9,827	9,182
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	63,956	59,591
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	8,308	7,743
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	50,567	47,112
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	10,337	9,632
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	108,311	100,216
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2051	1,045,911	954,667
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2035	2,096,132	2,034,748
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2038	16,905	15,884
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	1,988	1,847
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	55,510	51,729
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	86,453	80,533
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	427,831	395,855
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2050	59,651	54,261
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2051	34,115	31,139
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2051	446,105	407,187
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	70,409	65,766
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	56,755	52,895
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2048	585,831	540,948
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2051	17,041	15,555
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	4,918	4,592
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2043	6,413	5,964
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	147,156	135,836
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	246,432	227,475
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	18,497	17,306
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	8,031	7,491
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	48,556	45,381
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	11,092	10,337
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	68,139	63,692
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	73,896	68,212
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	29,833	27,873
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	18,537	17,305
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	7,970	7,459
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	2,518	2,358
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	33,708	31,461
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	5,059	4,722
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	9,033	8,463
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	13,160	12,305
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	519,322	480,508
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	4,364,345	3,978,147
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	49,608	45,280
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	11,646	11,211
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	4,007	3,859
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	103,249	99,497
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	3,517	3,392
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	150,915	145,394
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	11,350	10,931
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	23,025	22,153
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2049	12,651	11,982
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	28,617	27,607
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	5,290	5,099
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	3,982	3,839
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	5,966	5,762
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	12,985	12,490
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	88,234	84,916
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	133,181	128,221
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	4,963	4,771
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	37,284	35,849
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	14,670	14,041
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	111,872	106,831
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	31,237	30,149
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	3,447	3,322
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	1,498	1,443
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	160,270	154,462
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	10,725	10,321
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	10,034	9,668
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	7,198	6,923
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	4,543	4,399
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	16,167	15,556
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	5,042	4,849
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	19,447	18,778
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	17,206	16,562
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	13,472	12,974
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	14,906	14,368
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	6,451	6,213
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	11,852	11,418
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	15,293	14,727
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	12,409	11,936
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	14,780	14,257
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	9,045	8,730
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	7,854	7,563
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	37,406	36,000
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	78,584	75,660
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	43,099	41,489
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	56,085	53,505
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2048	54,839	52,026
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	1,074	1,033
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	2,041	1,965
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	39,131	37,684
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	2,760	2,659
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	15,513	14,928
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	12,805	12,335
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2042	9,215	8,866
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	10,374	9,926
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	19,365	18,462
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	4,570	4,402
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	86,841	83,694
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	12,951	12,479
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	3,007	2,903
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	6,326	6,081
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	6,648	6,403
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	112,134	107,846
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	91,179	86,929
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	27,312	26,072
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	47,353	44,983
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2049	151,088	143,100
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2036	2,835	2,750
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	15,222	14,688
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	2,673	2,575
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	5,537	5,333
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	1,863	1,797
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	4,684	4,504
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	6,173	5,942
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	4,025	3,864
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	5,474	5,268
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	43,085	41,427
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	12,461	11,934
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	10,027	9,557
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	169,805	162,419
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2048	51,932	49,332
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	5,094	4,896
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	27,233	26,211
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	36,640	35,253
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	12,498	12,029
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	6,905	6,638
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	4,181	4,020
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	13,632	13,079
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	17,178	16,420
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	30,596	29,150
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	151,596	144,433
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2049	30,198	28,592
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	162,361	154,690
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	16,806	16,207
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2045	26,684	25,482
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	167,611	159,744
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2043	3,123	2,995
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	159,570	152,480
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	828,622	787,660
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	140,493	133,855
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	86,042	81,977
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	2,431	2,331
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	10,805	10,363
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	16,512	15,768
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	27,293	26,063
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	25,627	24,472
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2047	393,534	374,080
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	90,415	87,358
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	16,859	16,268
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	2,637	2,538
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	4,579	4,408
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	1,441	1,391
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	2,810	2,700
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	5,473	5,267
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	664	638
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	187,347	178,905
Fannie Mae Mortgage pass-thru certificates 4.25% 11/1/2041	4,839	4,706
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	1,720	1,696
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	43,042	41,982
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	5,846	5,702
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	5,104	4,970
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	2,795	2,762
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	3,086	3,050
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	127,537	125,553
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	18,116	17,692
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2025	4,432	4,419
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	4,368	4,318
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	1,475	1,458
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	12,369	12,227
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	337,192	333,269
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	9,913	9,789
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	16,095	15,824
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	2,585	2,542
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2045	30,554	30,194
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	6,077	5,941
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2033	6,325	6,264
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2038	2,062	2,043
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039	25,388	25,106
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	4,922	4,867
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	1,242	1,227
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	5,136	5,075
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2041	27,540	27,213
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	2,271	2,236
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	17,205	16,857
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	79,757	78,092
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	28,844	28,413
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2046	179,434	177,372
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	29,452	28,708
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	21,661	21,114
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	13,681	13,314
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	10,346	10,244
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	44,193	43,768
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	2,476	2,439
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2045	18,444	18,134
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	10,900	10,689
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	147,438	145,765
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	5,612	5,490
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	12,267	11,999
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	24,881	24,253
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	4,690	4,571
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	181,923	180,119
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	54,579	54,045
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	848	839
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	31,706	31,400
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	4,567	4,499
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	16,036	15,796
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2045	9,052	8,900
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	17,581	17,198
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	12,441	12,159
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	9,463	9,257
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	3,387	3,313
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	4,311	4,217
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	17,139	16,690
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	12,980	12,697
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2025	131	130
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	22,556	22,339
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	48,777	48,288
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	41,259	40,643
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	3,460	3,383
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	2,434	2,387
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	9,679	9,474
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	196,495	192,333
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2026	563	562
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	291	288
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	496	491
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	33,233	32,865
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	6,243	6,173
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2045	6,455	6,346
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	28,935	28,286
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	165,813	162,300
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	1,527	1,513
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	3,127	3,097
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	2,696	2,670
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	8,127	8,049
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	2,182	2,160
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	627	621
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	570	565
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	462	458
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	3,333	3,301
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2037	1,204	1,194
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	61,991	61,395
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	3,673	3,638
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	1,297	1,285
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	7,961	7,884
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	3,642	3,607
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	2,924	2,896
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	1,671	1,655
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	8,750	8,664
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	17,734	17,553
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042	74,676	73,817
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2043	9,009	8,883
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	31,808	31,064
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	6,165	6,021
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2029	546	548
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2041	34,452	34,788
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	5,289,407	5,245,615
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044	51,124	51,455
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	5,713,342	5,674,967
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	2,223,106	2,204,701
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	1,363,366	1,350,375
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	1,485,857	1,472,627
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	168,100	169,175
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2038	27,836	28,035
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	235,028	235,799
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	1,554	1,569
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	3,102	3,133
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2052	2,871,322	2,860,112
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	137,495	138,373
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	59,145	59,518
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	3,902	3,940
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2052	1,015,396	1,010,797
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	8,357	8,406
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035	55,930	56,342
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	705	712
Fannie Mae Mortgage pass-thru certificates 5.3% 8/1/2041 (b)	44,488	44,434
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2052	2,954,990	2,963,641
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	879,740	879,566
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2025	41	41
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2034	95,799	99,046
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2035	180,953	188,281
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	687	715
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	144	150
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	14,079	14,717
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	13,112	13,699
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	5,033	5,223
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	10,665	11,049
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	798	832
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	12,949	13,518
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2034	119,225	123,702
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	4,601	4,781
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	319	333
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	24,073	24,918
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	1,700	1,763
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	1,204,639	1,224,498
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2038	4,982	5,214
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2034	7,025	7,261
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2034	6,773	6,998
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2036	7,611	7,872
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	4,747	4,961
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2039	668	698
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	591,517	599,664
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2035	243,181	251,914
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2036	306	319
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2037	780	813
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2040	16,369	17,122
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	2,886	2,994
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036	380,871	395,184
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036	8,211	8,554
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	4,759,082	4,872,220
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	6,504,656	6,669,455
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	1,948,981	1,975,825
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	1,103	1,147
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	736	766
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	2,187	2,276
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	2,158	2,256
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2041	29,949	31,282
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2034	161,019	166,799
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	372	387
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	624	648
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	1,317	1,367
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	313	326
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2037	37,606	38,870
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2029	746	761
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	8,463	8,806
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	1,146	1,199
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	273,163	278,120
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	9,251	9,580
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	93,168	96,702
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	991,403	1,017,176
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	665,723	682,873
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	26,162	27,093
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	5,337	5,525
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	10,639	11,062
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	526	553
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	80,035	83,069
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	62,594	64,919
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	14,984	15,546
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	4,358,082	4,524,492
Fannie Mae Mortgage pass-thru certificates 6.735% 2/1/2039 (b)	17,879	18,364
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2027	335	338
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	7	8
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2029	19	20
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	190	198
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2025	3	2
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2025	5	4
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2026	117	118
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	38	39
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	25	26
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	80	83
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	20	21
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	46	48
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2025	4	3
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2025	7	7
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2026	16	16
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	16	16
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	22	23
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	13	13
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2029	159	164
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	81	82
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	7	7
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2031	224	232
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	46	48
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	72	75
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	30	31
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2029	205	213
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2030	81	84
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2031	146	151
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	8	9
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	5	4
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	928	973
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	98	98
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	77	81
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	6	6
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	6	5
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	5	4
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2029	579	600
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2030	1,416	1,467
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	85	89
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	196	207
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2028	263	272
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2029	173	179
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	968	1,020
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	155	162
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	367	380
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	146	154
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2026	43	43
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	273	282
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	129	134
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	111	116
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	114	120
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2025	16	16
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2025	1	0
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2026	219	221
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2027	147	152
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	29	30
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	104	107
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	1,468	1,547
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2025	3	2
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2025	6	5
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2025	3	2
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	204	206
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	3	2
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2027	26	27
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	87	90
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	51	53
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2030	337	349
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	33	34
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	37	39
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	366	382
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	123	125
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	70	71
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	43	44
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	2,005	2,064
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	59	61
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	40	41
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	127	130
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	3	2
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	5	4
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	8	9
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	37	38
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	256	268
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2026	5	4
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	34	35
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	60	61
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	6	6
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	22	23
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	43	44
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2028	55	56
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	89	94
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2028	75	77
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2029	30	31
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2030	137	144
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2026	11	11
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	49	50
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	7	6
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	127	132
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2026	135	136
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	76	79
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	168	171
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2029	62	63
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2026	16	16
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2028	35	36
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	7	7
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	132	135
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	12	12
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2029	54	56
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2026	50	51
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	59	60
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2028	85	88
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	31	32
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	6	5
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	24	24
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2029	25	26
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2028	18	19
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	34	36
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	1,535	1,578
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2025	38	38
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2026	26	26
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	10	10
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	104	108
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.365%, 6.999% 10/1/2035 (b)(c)	5,245	5,320
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.445%, 5.945% 4/1/2037 (b)(c)	1,216	1,239
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR CONSUMER CASH FALLBACKS TERM 1Y + 1.462%, 6.085% 1/1/2035 (b)(c)	2,500	2,549
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.48%, 7.48% 7/1/2034 (b)(c)	6,160	6,254
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.552%, 5.975% 2/1/2044 (b)(c)	19,228	19,696
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.553%, 7.428% 6/1/2036 (b)(c)	13,993	14,251
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.565%, 6.065% 3/1/2037 (b)(c)	74,805	76,358
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.566%, 6.101% 2/1/2044 (b)(c)	51,216	52,409
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.577%, 6.175% 4/1/2044 (b)(c)	94,374	96,801
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.58%, 5.83% 1/1/2044 (b)(c)	51,884	53,343
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.58%, 6.08% 4/1/2044 (b)(c)	36,790	37,614
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.596%, 5.971% 3/1/2036 (b)(c)	45,088	46,124
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.63%, 7.065% 9/1/2036 (b)(c)	288	294
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.638%, 6.887% 11/1/2036 (b)(c)	9,556	9,736
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.649%, 7.389% 5/1/2035 (b)(c)	2,204	2,245
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR CONSUMER CASH FALLBACKS TERM 1Y + 1.673%, 6.711% 3/1/2033 (b)(c)	4,625	4,706
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.684%, 7.062% 5/1/2036 (b)(c)	11,179	11,404
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.695%, 6.521% 7/1/2043 (b)(c)	17,599	18,058
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.7%, 7.177% 6/1/2042 (b)(c)	34,376	35,166
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.73%, 6.27% 3/1/2040 (b)(c)	122,364	125,805
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.75%, 6.556% 7/1/2035 (b)(c)	19,200	19,608
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.75%, 7.5% 8/1/2041 (b)(c)	3,971	4,061
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.772%, 5.994% 2/1/2037 (b)(c)	22,086	22,652
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.8%, 6.05% 1/1/2042 (b)(c)	124,503	128,004
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.8%, 7.635% 7/1/2041 (b)(c)	10,574	10,825
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.81%, 6.06% 12/1/2039 (b)(c)	815	838
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.81%, 7.073% 12/1/2040 (b)(c)	64,307	66,019
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.818%, 6.297% 2/1/2042 (b)(c)	54,302	55,718
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.818%, 7.318% 9/1/2041 (b)(c)	15,222	15,606
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.818%, 7.639% 7/1/2041 (b)(c)	20,365	20,867
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.825%, 6.298% 2/1/2035 (b)(c)	3,290	3,364
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.83%, 7.004% 10/1/2041 (b)(c)	13,338	13,572
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.854%, 6.429% 4/1/2036 (b)(c)	17,147	17,559
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR CONSUMER CASH FALLBACKS TERM 1Y + 1.89%, 6.522% 8/1/2035 (b)(c)	9,948	10,107
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.953%, 7.703% 7/1/2037 (b)(c)	3,780	3,878
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 6M + 1.475%, 6.711% 10/1/2033 (b)(c)	13,007	13,114
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 6M + 1.505%, 6.755% 1/1/2035 (b)(c)	382	385
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR CONSUMER CASH FALLBACKS TERM 6M + 1.51%, 7.26% 2/1/2033 (b)(c)(d)	10,947	11,005
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 6M + 1.535%, 6.785% 12/1/2034 (b)(c)	13,519	13,638
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 6M + 1.535%, 6.785% 3/1/2035 (b)(c)	11,358	11,460
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 6M + 1.55%, 7.08% 10/1/2033 (b)(c)	5,992	6,046
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 6M + 1.55%, 7.129% 9/1/2033 (b)(c)	20,089	20,269
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 6M + 1.565%, 7.315% 7/1/2035 (b)(c)	6,900	6,956
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 6M + 1.96%, 7.417% 9/1/2035 (b)(c)	333	339
Freddie Mac Gold Pool 1.5% 12/1/2040	999,040	826,755
Freddie Mac Gold Pool 1.5% 3/1/2041	1,741,009	1,440,772
Freddie Mac Gold Pool 1.5% 4/1/2041	2,525,592	2,090,054
Freddie Mac Gold Pool 2% 10/1/2041	19,222	16,278
Freddie Mac Gold Pool 2% 11/1/2041	772,821	654,450
Freddie Mac Gold Pool 2% 2/1/2041	1,422,010	1,213,091
Freddie Mac Gold Pool 2% 2/1/2051	6,167,880	5,043,902
Freddie Mac Gold Pool 2% 3/1/2041	1,020,764	878,132
Freddie Mac Gold Pool 2% 4/1/2041	17,827	15,180
Freddie Mac Gold Pool 2% 5/1/2051	157,056	127,798
Freddie Mac Gold Pool 2% 6/1/2050	1,294,394	1,055,280
Freddie Mac Gold Pool 2% 7/1/2041	18,449	15,675
Freddie Mac Gold Pool 2% 7/1/2051	93,349	75,901
Freddie Mac Gold Pool 2% 8/1/2036	4,481,550	4,047,374
Freddie Mac Gold Pool 2.5% 1/1/2031	9,591	9,142
Freddie Mac Gold Pool 2.5% 1/1/2052	2,334,690	1,973,902
Freddie Mac Gold Pool 2.5% 10/1/2031	53,703	51,093
Freddie Mac Gold Pool 2.5% 11/1/2031	1,129,196	1,070,930
Freddie Mac Gold Pool 2.5% 11/1/2032	11,283	10,656
Freddie Mac Gold Pool 2.5% 11/1/2032	10,087	9,515
Freddie Mac Gold Pool 2.5% 11/1/2041 (k)	11,667,443	10,287,375
Freddie Mac Gold Pool 2.5% 11/1/2050	1,472,429	1,252,251
Freddie Mac Gold Pool 2.5% 12/1/2031	7,476	7,087
Freddie Mac Gold Pool 2.5% 12/1/2032	342,902	323,708
Freddie Mac Gold Pool 2.5% 12/1/2032	4,672	4,405
Freddie Mac Gold Pool 2.5% 12/1/2051	1,159,456	980,644
Freddie Mac Gold Pool 2.5% 2/1/2035	209,927	194,657
Freddie Mac Gold Pool 2.5% 2/1/2042	2,182,416	1,935,184
Freddie Mac Gold Pool 2.5% 2/1/2051	1,710,412	1,457,320
Freddie Mac Gold Pool 2.5% 2/1/2051	1,407,378	1,189,891
Freddie Mac Gold Pool 2.5% 3/1/2033	75,957	71,664
Freddie Mac Gold Pool 2.5% 3/1/2051	1,349,074	1,138,910
Freddie Mac Gold Pool 2.5% 4/1/2033	32,413	30,537
Freddie Mac Gold Pool 2.5% 4/1/2033	64,105	60,442
Freddie Mac Gold Pool 2.5% 5/1/2030	4,563	4,371
Freddie Mac Gold Pool 2.5% 5/1/2033	8,623	8,100
Freddie Mac Gold Pool 2.5% 5/1/2041	4,737,019	4,206,314
Freddie Mac Gold Pool 2.5% 6/1/2031	31,515	29,998
Freddie Mac Gold Pool 2.5% 6/1/2031	35,517	33,842
Freddie Mac Gold Pool 2.5% 7/1/2031	54,799	52,162
Freddie Mac Gold Pool 2.5% 7/1/2033	273,231	258,057
Freddie Mac Gold Pool 2.5% 7/1/2033	107,408	100,770
Freddie Mac Gold Pool 2.5% 7/1/2050	1,514,696	1,288,198
Freddie Mac Gold Pool 2.5% 7/1/2050	180,955	154,405
Freddie Mac Gold Pool 2.5% 7/1/2051	1,910,683	1,620,792
Freddie Mac Gold Pool 2.5% 8/1/2031	91,718	87,259
Freddie Mac Gold Pool 2.5% 8/1/2032	7,950	7,519
Freddie Mac Gold Pool 3% 1/1/2043	10,561	9,578
Freddie Mac Gold Pool 3% 1/1/2043	12,095	10,912
Freddie Mac Gold Pool 3% 1/1/2052	62,029	54,438
Freddie Mac Gold Pool 3% 1/1/2052	31,502	27,647
Freddie Mac Gold Pool 3% 10/1/2042	5,141	4,665
Freddie Mac Gold Pool 3% 10/1/2051	6,512,541	5,735,947
Freddie Mac Gold Pool 3% 11/1/2051	727,596	638,560
Freddie Mac Gold Pool 3% 12/1/2032	8,736	8,357
Freddie Mac Gold Pool 3% 12/1/2042	16,883	15,321
Freddie Mac Gold Pool 3% 12/1/2042	8,916	8,092
Freddie Mac Gold Pool 3% 12/1/2042	189,680	172,250
Freddie Mac Gold Pool 3% 12/1/2046	397,484	354,144
Freddie Mac Gold Pool 3% 12/1/2050	38,780	34,410
Freddie Mac Gold Pool 3% 12/1/2051	455,287	399,573
Freddie Mac Gold Pool 3% 2/1/2037	55,860	52,476
Freddie Mac Gold Pool 3% 2/1/2043	14,895	13,554
Freddie Mac Gold Pool 3% 2/1/2043	6,632	6,020
Freddie Mac Gold Pool 3% 2/1/2043	9,268	8,402
Freddie Mac Gold Pool 3% 2/1/2050	1,001,954	887,172
Freddie Mac Gold Pool 3% 3/1/2043	8,057	7,313
Freddie Mac Gold Pool 3% 3/1/2048	6,617	5,872
Freddie Mac Gold Pool 3% 3/1/2052	3,871,971	3,393,314
Freddie Mac Gold Pool 3% 3/1/2052	1,917,460	1,687,013
Freddie Mac Gold Pool 3% 4/1/2034	80,284	76,719
Freddie Mac Gold Pool 3% 4/1/2046	15,951	14,276
Freddie Mac Gold Pool 3% 4/1/2046	21,148	18,928
Freddie Mac Gold Pool 3% 4/1/2050	342,514	303,169
Freddie Mac Gold Pool 3% 5/1/2045	10,007	8,969
Freddie Mac Gold Pool 3% 5/1/2046	47,918	42,888
Freddie Mac Gold Pool 3% 5/1/2046	300,764	269,191
Freddie Mac Gold Pool 3% 5/1/2051	35,144	30,898
Freddie Mac Gold Pool 3% 6/1/2031	6,852	6,582
Freddie Mac Gold Pool 3% 6/1/2031	30,279	29,128
Freddie Mac Gold Pool 3% 6/1/2031	4,234	4,079
Freddie Mac Gold Pool 3% 6/1/2031	10,563	10,165
Freddie Mac Gold Pool 3% 6/1/2046	298,966	267,582
Freddie Mac Gold Pool 3% 6/1/2050	164,129	145,532
Freddie Mac Gold Pool 3% 7/1/2032	7,630	7,311
Freddie Mac Gold Pool 3% 7/1/2045	20,228	18,148
Freddie Mac Gold Pool 3% 7/1/2045	7,728	6,994
Freddie Mac Gold Pool 3% 8/1/2032	9,165	8,788
Freddie Mac Gold Pool 3% 8/1/2032	6,000	5,747
Freddie Mac Gold Pool 3% 8/1/2045	5,186	4,653
Freddie Mac Gold Pool 3% 9/1/2034	2,601,171	2,473,708
Freddie Mac Gold Pool 3% 9/1/2051	756,496	663,923
Freddie Mac Gold Pool 3.5% 1/1/2046	37,166	34,397
Freddie Mac Gold Pool 3.5% 1/1/2046	12,503	11,591
Freddie Mac Gold Pool 3.5% 10/1/2040	17,149	15,978
Freddie Mac Gold Pool 3.5% 10/1/2042	8,928	8,345
Freddie Mac Gold Pool 3.5% 10/1/2051	3,478,864	3,188,415
Freddie Mac Gold Pool 3.5% 11/1/2040	28,869	26,899
Freddie Mac Gold Pool 3.5% 11/1/2042	415,238	387,362
Freddie Mac Gold Pool 3.5% 11/1/2045	4,958	4,596
Freddie Mac Gold Pool 3.5% 11/1/2047	19,831	18,286
Freddie Mac Gold Pool 3.5% 11/1/2047	59,773	55,320
Freddie Mac Gold Pool 3.5% 12/1/2033	50,807	48,546
Freddie Mac Gold Pool 3.5% 12/1/2040	28,468	26,525
Freddie Mac Gold Pool 3.5% 12/1/2046	69,018	63,768
Freddie Mac Gold Pool 3.5% 12/1/2047	78,511	72,392
Freddie Mac Gold Pool 3.5% 2/1/2034	540,872	516,809
Freddie Mac Gold Pool 3.5% 2/1/2043	15,901	14,962
Freddie Mac Gold Pool 3.5% 2/1/2043	40,810	38,192
Freddie Mac Gold Pool 3.5% 2/1/2045	4,581	4,247
Freddie Mac Gold Pool 3.5% 2/1/2048	239,649	220,746
Freddie Mac Gold Pool 3.5% 2/1/2048	41,983	38,711
Freddie Mac Gold Pool 3.5% 2/1/2052	135,937	123,770
Freddie Mac Gold Pool 3.5% 3/1/2032	337,973	324,943
Freddie Mac Gold Pool 3.5% 3/1/2045	107,158	99,342
Freddie Mac Gold Pool 3.5% 3/1/2045	8,469	7,851
Freddie Mac Gold Pool 3.5% 3/1/2045	21,141	19,599
Freddie Mac Gold Pool 3.5% 3/1/2045	27,518	25,511
Freddie Mac Gold Pool 3.5% 3/1/2046	385,246	357,749
Freddie Mac Gold Pool 3.5% 3/1/2048	93,980	86,508
Freddie Mac Gold Pool 3.5% 3/1/2052	4,904,361	4,479,191
Freddie Mac Gold Pool 3.5% 4/1/2040	34,193	31,870
Freddie Mac Gold Pool 3.5% 4/1/2042	348,609	326,620
Freddie Mac Gold Pool 3.5% 4/1/2043	20,465	19,126
Freddie Mac Gold Pool 3.5% 4/1/2043	47,510	44,365
Freddie Mac Gold Pool 3.5% 4/1/2046	8,121	7,523
Freddie Mac Gold Pool 3.5% 4/1/2046	87,809	81,212
Freddie Mac Gold Pool 3.5% 4/1/2046	73,391	67,992
Freddie Mac Gold Pool 3.5% 5/1/2034	60,212	57,401
Freddie Mac Gold Pool 3.5% 5/1/2040	11,745	10,947
Freddie Mac Gold Pool 3.5% 5/1/2040	71,073	66,245
Freddie Mac Gold Pool 3.5% 5/1/2045	171,155	158,457
Freddie Mac Gold Pool 3.5% 5/1/2045	11,322	10,496
Freddie Mac Gold Pool 3.5% 5/1/2045	3,190	2,958
Freddie Mac Gold Pool 3.5% 5/1/2045	7,030	6,517
Freddie Mac Gold Pool 3.5% 5/1/2046	757,740	703,419
Freddie Mac Gold Pool 3.5% 6/1/2032	238,824	229,243
Freddie Mac Gold Pool 3.5% 6/1/2040	65,864	61,390
Freddie Mac Gold Pool 3.5% 6/1/2045	207,553	192,155
Freddie Mac Gold Pool 3.5% 6/1/2045	32,361	29,960
Freddie Mac Gold Pool 3.5% 6/1/2045	364,389	337,811
Freddie Mac Gold Pool 3.5% 6/1/2045	19,517	18,124
Freddie Mac Gold Pool 3.5% 6/1/2051	1,927,599	1,759,437
Freddie Mac Gold Pool 3.5% 7/1/2032	960,093	923,079
Freddie Mac Gold Pool 3.5% 7/1/2040	8,803	8,205
Freddie Mac Gold Pool 3.5% 7/1/2042	1,032,925	964,940
Freddie Mac Gold Pool 3.5% 7/1/2042	470,939	440,287
Freddie Mac Gold Pool 3.5% 7/1/2046	9,498	8,778
Freddie Mac Gold Pool 3.5% 7/1/2051	2,519,589	2,299,782
Freddie Mac Gold Pool 3.5% 8/1/2034	99,579	94,713
Freddie Mac Gold Pool 3.5% 8/1/2040	40,031	37,311
Freddie Mac Gold Pool 3.5% 8/1/2051	4,562,177	4,182,709
Freddie Mac Gold Pool 3.5% 9/1/2040	30,280	28,213
Freddie Mac Gold Pool 3.5% 9/1/2042	1,365,813	1,275,075
Freddie Mac Gold Pool 3.5% 9/1/2046	97,201	89,838
Freddie Mac Gold Pool 3.5% 9/1/2046	920,126	853,013
Freddie Mac Gold Pool 4% 1/1/2036	168,800	164,666
Freddie Mac Gold Pool 4% 1/1/2039	17,474	16,920
Freddie Mac Gold Pool 4% 1/1/2041	12,692	12,248
Freddie Mac Gold Pool 4% 1/1/2041	6,278	6,068
Freddie Mac Gold Pool 4% 1/1/2043	3,572	3,431
Freddie Mac Gold Pool 4% 1/1/2044	8,979	8,611
Freddie Mac Gold Pool 4% 10/1/2041	99,166	95,579
Freddie Mac Gold Pool 4% 10/1/2041	11,709	11,284
Freddie Mac Gold Pool 4% 10/1/2041	9,399	9,062
Freddie Mac Gold Pool 4% 10/1/2042	2,812	2,723
Freddie Mac Gold Pool 4% 10/1/2042	1,876	1,802
Freddie Mac Gold Pool 4% 10/1/2042	4,662	4,488
Freddie Mac Gold Pool 4% 10/1/2043	25,327	24,320
Freddie Mac Gold Pool 4% 10/1/2043	10,766	10,325
Freddie Mac Gold Pool 4% 10/1/2044	15,583	14,930
Freddie Mac Gold Pool 4% 10/1/2045	7,520	7,183
Freddie Mac Gold Pool 4% 11/1/2041	16,561	15,949
Freddie Mac Gold Pool 4% 11/1/2041	3,986	3,853
Freddie Mac Gold Pool 4% 11/1/2042	10,760	10,352
Freddie Mac Gold Pool 4% 11/1/2042	21,170	20,391
Freddie Mac Gold Pool 4% 11/1/2042	17,044	16,388
Freddie Mac Gold Pool 4% 11/1/2042	7,023	6,748
Freddie Mac Gold Pool 4% 11/1/2042	783	761
Freddie Mac Gold Pool 4% 11/1/2042	181,752	175,082
Freddie Mac Gold Pool 4% 11/1/2042	209,984	202,423
Freddie Mac Gold Pool 4% 11/1/2047	119,403	113,570
Freddie Mac Gold Pool 4% 12/1/2040	3,587	3,464
Freddie Mac Gold Pool 4% 12/1/2042	5,353	5,169
Freddie Mac Gold Pool 4% 12/1/2042	9,007	8,659
Freddie Mac Gold Pool 4% 12/1/2047	202,025	192,157
Freddie Mac Gold Pool 4% 2/1/2041	33,356	32,194
Freddie Mac Gold Pool 4% 2/1/2041	1,838	1,771
Freddie Mac Gold Pool 4% 2/1/2042	6,863	6,617
Freddie Mac Gold Pool 4% 2/1/2042	45,756	44,051
Freddie Mac Gold Pool 4% 2/1/2043	16,069	15,444
Freddie Mac Gold Pool 4% 2/1/2043	10,221	9,821
Freddie Mac Gold Pool 4% 2/1/2043	12,192	11,713
Freddie Mac Gold Pool 4% 2/1/2043	6,555	6,294
Freddie Mac Gold Pool 4% 2/1/2044	5,710	5,473
Freddie Mac Gold Pool 4% 2/1/2044	9,528	9,149
Freddie Mac Gold Pool 4% 2/1/2045	143,463	137,676
Freddie Mac Gold Pool 4% 2/1/2046	50,243	48,207
Freddie Mac Gold Pool 4% 2/1/2048	134,723	128,184
Freddie Mac Gold Pool 4% 2/1/2048	11,111	10,589
Freddie Mac Gold Pool 4% 2/1/2050	30,300	28,642
Freddie Mac Gold Pool 4% 3/1/2042	9,120	8,792
Freddie Mac Gold Pool 4% 3/1/2042	8,946	8,612
Freddie Mac Gold Pool 4% 3/1/2043	3,218	3,091
Freddie Mac Gold Pool 4% 3/1/2043	8,417	8,107
Freddie Mac Gold Pool 4% 3/1/2044	12,717	12,199
Freddie Mac Gold Pool 4% 4/1/2042	2,939	2,826
Freddie Mac Gold Pool 4% 4/1/2042	2,709	2,616
Freddie Mac Gold Pool 4% 4/1/2042	3,429	3,313
Freddie Mac Gold Pool 4% 4/1/2042	3,676	3,533
Freddie Mac Gold Pool 4% 4/1/2042	112,825	108,623
Freddie Mac Gold Pool 4% 4/1/2042	89,034	85,772
Freddie Mac Gold Pool 4% 4/1/2043	8,547	8,223
Freddie Mac Gold Pool 4% 4/1/2043	168,831	162,301
Freddie Mac Gold Pool 4% 4/1/2046	47,977	45,783
Freddie Mac Gold Pool 4% 4/1/2048	2,165	2,060
Freddie Mac Gold Pool 4% 4/1/2048	22,923	21,811
Freddie Mac Gold Pool 4% 4/1/2048	47,135	44,848
Freddie Mac Gold Pool 4% 4/1/2048	8,019	7,630
Freddie Mac Gold Pool 4% 4/1/2048	36,829	35,041
Freddie Mac Gold Pool 4% 5/1/2038	225,465	218,394
Freddie Mac Gold Pool 4% 5/1/2042	14,697	14,178
Freddie Mac Gold Pool 4% 5/1/2043	11,300	10,855
Freddie Mac Gold Pool 4% 5/1/2043	3,896	3,739
Freddie Mac Gold Pool 4% 5/1/2045	16,436	15,731
Freddie Mac Gold Pool 4% 5/1/2045	69,478	66,975
Freddie Mac Gold Pool 4% 5/1/2048	275,570	262,367
Freddie Mac Gold Pool 4% 6/1/2038	8,865	8,587
Freddie Mac Gold Pool 4% 6/1/2038	6,599	6,396
Freddie Mac Gold Pool 4% 6/1/2041	4,219	4,062
Freddie Mac Gold Pool 4% 6/1/2043	11,418	10,999
Freddie Mac Gold Pool 4% 6/1/2045	10,917	10,462
Freddie Mac Gold Pool 4% 6/1/2047	55,261	52,751
Freddie Mac Gold Pool 4% 6/1/2047	776,221	740,487
Freddie Mac Gold Pool 4% 7/1/2042	178,438	171,627
Freddie Mac Gold Pool 4% 7/1/2043	9,434	9,073
Freddie Mac Gold Pool 4% 7/1/2043	4,111	3,945
Freddie Mac Gold Pool 4% 7/1/2043	21,827	20,960
Freddie Mac Gold Pool 4% 7/1/2043	19,877	19,119
Freddie Mac Gold Pool 4% 7/1/2043	10,090	9,691
Freddie Mac Gold Pool 4% 7/1/2043	5,369	5,152
Freddie Mac Gold Pool 4% 7/1/2043	7,070	6,786
Freddie Mac Gold Pool 4% 7/1/2044	13,844	13,351
Freddie Mac Gold Pool 4% 7/1/2045	44,591	42,734
Freddie Mac Gold Pool 4% 8/1/2038	38,198	37,000
Freddie Mac Gold Pool 4% 8/1/2038	54,971	53,247
Freddie Mac Gold Pool 4% 8/1/2043	10,576	10,155
Freddie Mac Gold Pool 4% 8/1/2043	7,073	6,818
Freddie Mac Gold Pool 4% 8/1/2043	10,283	9,900
Freddie Mac Gold Pool 4% 8/1/2044	2,605	2,506
Freddie Mac Gold Pool 4% 9/1/2041	12,328	11,888
Freddie Mac Gold Pool 4% 9/1/2041	4,377	4,219
Freddie Mac Gold Pool 4% 9/1/2041	3,961	3,814
Freddie Mac Gold Pool 4% 9/1/2042	12,831	12,389
Freddie Mac Gold Pool 4% 9/1/2042	71,608	68,943
Freddie Mac Gold Pool 4% 9/1/2043	12,476	11,976
Freddie Mac Gold Pool 4% 9/1/2043	17,236	16,564
Freddie Mac Gold Pool 4% 9/1/2043	16,594	15,939
Freddie Mac Gold Pool 4% 9/1/2043	8,572	8,237
Freddie Mac Gold Pool 4% 9/1/2043	12,140	11,649
Freddie Mac Gold Pool 4% 9/1/2043	17,530	16,848
Freddie Mac Gold Pool 4% 9/1/2043	2,307	2,222
Freddie Mac Gold Pool 4% 9/1/2043	5,124	4,914
Freddie Mac Gold Pool 4% 9/1/2044	10,979	10,536
Freddie Mac Gold Pool 4.5% 1/1/2040	4,304	4,262
Freddie Mac Gold Pool 4.5% 1/1/2041	2,590	2,565
Freddie Mac Gold Pool 4.5% 1/1/2041	4,460	4,414
Freddie Mac Gold Pool 4.5% 1/1/2042	128,395	127,065
Freddie Mac Gold Pool 4.5% 1/1/2045	4,289	4,223
Freddie Mac Gold Pool 4.5% 1/1/2047	11,386	11,162
Freddie Mac Gold Pool 4.5% 10/1/2039	25,368	25,117
Freddie Mac Gold Pool 4.5% 10/1/2039	5,693	5,636
Freddie Mac Gold Pool 4.5% 10/1/2039	2,453	2,428
Freddie Mac Gold Pool 4.5% 10/1/2040	7,502	7,423
Freddie Mac Gold Pool 4.5% 10/1/2040	12,648	12,517
Freddie Mac Gold Pool 4.5% 10/1/2041	30,229	29,901
Freddie Mac Gold Pool 4.5% 10/1/2043	6,252	6,172
Freddie Mac Gold Pool 4.5% 10/1/2048	23,271	22,691
Freddie Mac Gold Pool 4.5% 10/1/2048	164,807	161,677
Freddie Mac Gold Pool 4.5% 11/1/2031	1,269	1,260
Freddie Mac Gold Pool 4.5% 11/1/2040	2,755	2,727
Freddie Mac Gold Pool 4.5% 11/1/2044	32,679	32,171
Freddie Mac Gold Pool 4.5% 12/1/2040	4,105	4,061
Freddie Mac Gold Pool 4.5% 12/1/2040	3,540	3,502
Freddie Mac Gold Pool 4.5% 12/1/2044	7,438	7,322
Freddie Mac Gold Pool 4.5% 12/1/2045	23,570	23,339
Freddie Mac Gold Pool 4.5% 12/1/2046	11,562	11,342
Freddie Mac Gold Pool 4.5% 2/1/2037	354	350
Freddie Mac Gold Pool 4.5% 2/1/2041	4,403	4,358
Freddie Mac Gold Pool 4.5% 2/1/2041	1,997	1,975
Freddie Mac Gold Pool 4.5% 2/1/2041	3,562	3,526
Freddie Mac Gold Pool 4.5% 2/1/2041	2,924	2,895
Freddie Mac Gold Pool 4.5% 2/1/2041	4,761	4,711
Freddie Mac Gold Pool 4.5% 2/1/2041	18,233	18,049
Freddie Mac Gold Pool 4.5% 2/1/2041	4,667	4,616
Freddie Mac Gold Pool 4.5% 2/1/2041	4,657	4,606
Freddie Mac Gold Pool 4.5% 2/1/2044	3,054	3,015
Freddie Mac Gold Pool 4.5% 2/1/2047	41,846	41,025
Freddie Mac Gold Pool 4.5% 3/1/2041	1,106	1,094
Freddie Mac Gold Pool 4.5% 3/1/2041	19,646	19,445
Freddie Mac Gold Pool 4.5% 3/1/2041	3,252	3,218
Freddie Mac Gold Pool 4.5% 3/1/2041	4,529	4,482
Freddie Mac Gold Pool 4.5% 3/1/2041	46,871	46,388
Freddie Mac Gold Pool 4.5% 3/1/2041	6,844	6,772
Freddie Mac Gold Pool 4.5% 3/1/2044	2,852	2,813
Freddie Mac Gold Pool 4.5% 4/1/2041	61,255	60,617
Freddie Mac Gold Pool 4.5% 4/1/2041	6,320	6,250
Freddie Mac Gold Pool 4.5% 4/1/2041	6,250	6,184
Freddie Mac Gold Pool 4.5% 5/1/2035	2,167	2,147
Freddie Mac Gold Pool 4.5% 5/1/2039	16,407	16,247
Freddie Mac Gold Pool 4.5% 5/1/2040	746	738
Freddie Mac Gold Pool 4.5% 5/1/2041	6,585	6,512
Freddie Mac Gold Pool 4.5% 5/1/2041	6,736	6,664
Freddie Mac Gold Pool 4.5% 5/1/2045	37,182	36,581
Freddie Mac Gold Pool 4.5% 5/1/2047	105,534	103,431
Freddie Mac Gold Pool 4.5% 5/1/2047	34,114	33,434
Freddie Mac Gold Pool 4.5% 5/1/2047	78,812	77,241
Freddie Mac Gold Pool 4.5% 6/1/2025	46	46
Freddie Mac Gold Pool 4.5% 6/1/2038	2,587	2,564
Freddie Mac Gold Pool 4.5% 6/1/2040	1,563	1,547
Freddie Mac Gold Pool 4.5% 6/1/2041	7,130	7,059
Freddie Mac Gold Pool 4.5% 6/1/2041	4,484	4,440
Freddie Mac Gold Pool 4.5% 6/1/2041	5,200	5,143
Freddie Mac Gold Pool 4.5% 6/1/2041	2,212	2,190
Freddie Mac Gold Pool 4.5% 6/1/2041	2,380	2,355
Freddie Mac Gold Pool 4.5% 6/1/2047	46,749	45,905
Freddie Mac Gold Pool 4.5% 6/1/2047	151,233	148,219
Freddie Mac Gold Pool 4.5% 7/1/2025	1,083	1,081
Freddie Mac Gold Pool 4.5% 7/1/2040	8,630	8,545
Freddie Mac Gold Pool 4.5% 7/1/2040	3,734	3,695
Freddie Mac Gold Pool 4.5% 7/1/2040	3,425	3,390
Freddie Mac Gold Pool 4.5% 7/1/2041	3,014	2,982
Freddie Mac Gold Pool 4.5% 7/1/2047	63,476	62,211
Freddie Mac Gold Pool 4.5% 7/1/2047	35,071	34,438
Freddie Mac Gold Pool 4.5% 7/1/2047	79,729	78,314
Freddie Mac Gold Pool 4.5% 8/1/2033	1,075	1,066
Freddie Mac Gold Pool 4.5% 8/1/2035	322	320
Freddie Mac Gold Pool 4.5% 8/1/2040	3,079	3,048
Freddie Mac Gold Pool 4.5% 8/1/2040	2,134	2,112
Freddie Mac Gold Pool 4.5% 8/1/2041	2,993	2,961
Freddie Mac Gold Pool 4.5% 8/1/2041	4,059	4,017
Freddie Mac Gold Pool 4.5% 8/1/2041	2,274	2,250
Freddie Mac Gold Pool 4.5% 8/1/2041	22,647	22,410
Freddie Mac Gold Pool 4.5% 9/1/2039	13,917	13,784
Freddie Mac Gold Pool 4.5% 9/1/2040	5,934	5,874
Freddie Mac Gold Pool 4.5% 9/1/2041	23,278	23,034
Freddie Mac Gold Pool 4.5% 9/1/2041	30,888	30,568
Freddie Mac Gold Pool 4.5% 9/1/2041	53,528	52,997
Freddie Mac Gold Pool 5% 1/1/2035	24,356	24,542
Freddie Mac Gold Pool 5% 1/1/2037	1,123	1,134
Freddie Mac Gold Pool 5% 1/1/2040	11,783	11,914
Freddie Mac Gold Pool 5% 10/1/2033	2,669	2,690
Freddie Mac Gold Pool 5% 10/1/2033	1,934	1,948
Freddie Mac Gold Pool 5% 10/1/2052	4,535,663	4,498,112
Freddie Mac Gold Pool 5% 11/1/2035	1,580	1,595
Freddie Mac Gold Pool 5% 11/1/2040	1,614	1,632
Freddie Mac Gold Pool 5% 11/1/2052	3,332,660	3,310,276
Freddie Mac Gold Pool 5% 12/1/2033	396	399
Freddie Mac Gold Pool 5% 12/1/2033	1,037	1,046
Freddie Mac Gold Pool 5% 12/1/2033	2,012	2,028
Freddie Mac Gold Pool 5% 12/1/2035	4,250	4,287
Freddie Mac Gold Pool 5% 12/1/2052	8,006,080	7,934,792
Freddie Mac Gold Pool 5% 12/1/2052	1,269,104	1,257,804
Freddie Mac Gold Pool 5% 12/1/2052	1,156,652	1,145,630
Freddie Mac Gold Pool 5% 2/1/2035	2,496	2,513
Freddie Mac Gold Pool 5% 2/1/2040	2,104	2,128
Freddie Mac Gold Pool 5% 3/1/2041	4,546	4,596
Freddie Mac Gold Pool 5% 4/1/2034	892	899
Freddie Mac Gold Pool 5% 4/1/2035	6,709	6,761
Freddie Mac Gold Pool 5% 4/1/2035	1,665	1,680
Freddie Mac Gold Pool 5% 4/1/2035	2,154	2,174
Freddie Mac Gold Pool 5% 4/1/2036	15,624	15,768
Freddie Mac Gold Pool 5% 4/1/2040	13,465	13,611
Freddie Mac Gold Pool 5% 5/1/2034	560	565
Freddie Mac Gold Pool 5% 5/1/2034	1,224	1,234
Freddie Mac Gold Pool 5% 5/1/2034	844	850
Freddie Mac Gold Pool 5% 5/1/2035	218	219
Freddie Mac Gold Pool 5% 5/1/2035	6,256	6,312
Freddie Mac Gold Pool 5% 5/1/2040	2,180	2,203
Freddie Mac Gold Pool 5% 5/1/2052	432,951	431,261
Freddie Mac Gold Pool 5% 6/1/2035	1,165	1,175
Freddie Mac Gold Pool 5% 6/1/2035	526	530
Freddie Mac Gold Pool 5% 6/1/2040	8,525	8,617
Freddie Mac Gold Pool 5% 6/1/2040	6,773	6,846
Freddie Mac Gold Pool 5% 6/1/2041	225,639	228,163
Freddie Mac Gold Pool 5% 6/1/2041	3,781	3,822
Freddie Mac Gold Pool 5% 6/1/2052	1,286,651	1,280,823
Freddie Mac Gold Pool 5% 7/1/2035	40,666	41,012
Freddie Mac Gold Pool 5% 7/1/2035	5,641	5,693
Freddie Mac Gold Pool 5% 7/1/2040	1,595	1,612
Freddie Mac Gold Pool 5% 7/1/2041	3,853	3,895
Freddie Mac Gold Pool 5% 7/1/2041	4,787	4,840
Freddie Mac Gold Pool 5% 7/1/2041	1,205	1,216
Freddie Mac Gold Pool 5% 7/1/2041	1,881	1,894
Freddie Mac Gold Pool 5% 8/1/2033	226	228
Freddie Mac Gold Pool 5% 8/1/2033	724	730
Freddie Mac Gold Pool 5% 8/1/2034	9,859	9,938
Freddie Mac Gold Pool 5% 8/1/2035	794	800
Freddie Mac Gold Pool 5% 8/1/2036	244	247
Freddie Mac Gold Pool 5% 8/1/2040	7,416	7,495
Freddie Mac Gold Pool 5% 9/1/2033	2,406	2,424
Freddie Mac Gold Pool 5% 9/1/2035	4,962	5,006
Freddie Mac Gold Pool 5% 9/1/2035	27	28
Freddie Mac Gold Pool 5% 9/1/2035	255	257
Freddie Mac Gold Pool 5.5% 3/1/2053 (l)	13,386,749	13,568,178
Freddie Mac Gold Pool 6% 1/1/2032	554	570
Freddie Mac Gold Pool 6% 1/1/2032	360	370
Freddie Mac Gold Pool 6% 10/1/2032	309	319
Freddie Mac Gold Pool 6% 11/1/2029	33	34
Freddie Mac Gold Pool 6% 11/1/2031	416	428
Freddie Mac Gold Pool 6% 11/1/2032	4,364	4,501
Freddie Mac Gold Pool 6% 11/1/2053	179,444	182,701
Freddie Mac Gold Pool 6% 12/1/2032	167	172
Freddie Mac Gold Pool 6% 12/1/2037	2,014	2,108
Freddie Mac Gold Pool 6% 12/1/2037	7,697	8,061
Freddie Mac Gold Pool 6% 2/1/2029	23	24
Freddie Mac Gold Pool 6% 4/1/2031	291	298
Freddie Mac Gold Pool 6% 4/1/2033	1,061	1,094
Freddie Mac Gold Pool 6% 5/1/2029	68	69
Freddie Mac Gold Pool 6% 5/1/2033	7,727	7,935
Freddie Mac Gold Pool 6% 6/1/2031	96	99
Freddie Mac Gold Pool 6% 7/1/2029	47	48
Freddie Mac Gold Pool 6% 7/1/2032	742	763
Freddie Mac Gold Pool 6% 7/1/2033	1,089	1,125
Freddie Mac Gold Pool 6% 7/1/2037	624	654
Freddie Mac Gold Pool 6% 8/1/2037	6,899	7,207
Freddie Mac Gold Pool 6% 9/1/2033	5,616	5,800
Freddie Mac Gold Pool 6.5% 1/1/2032	3,626	3,762
Freddie Mac Gold Pool 6.5% 10/1/2032	2,177	2,262
Freddie Mac Gold Pool 6.5% 10/1/2053	12,062,903	12,489,588
Freddie Mac Gold Pool 6.5% 10/1/2053	11,608,218	12,051,468
Freddie Mac Gold Pool 6.5% 3/1/2036	22,898	23,744
Freddie Mac Gold Pool 6.5% 4/1/2032	230	238
Freddie Mac Gold Pool 6.5% 7/1/2032	58	60
Freddie Mac Gold Pool 6.5% 8/1/2032	883	916
Freddie Mac Gold Pool 6.5% 8/1/2032	535	556
Freddie Mac Gold Pool 6.5% 8/1/2032	593	616
Freddie Mac Gold Pool 6.5% 9/1/2039	26,964	28,502
Freddie Mac Gold Pool 6.5% 9/1/2053	832,755	862,211
Freddie Mac Gold Pool 6.5% 9/1/2053	868,928	904,279
Freddie Mac Gold Pool 7% 1/1/2036	1,122	1,178
Freddie Mac Gold Pool 7% 11/1/2034	1,793	1,883
Freddie Mac Gold Pool 7% 11/1/2034	1,847	1,949
Freddie Mac Gold Pool 7% 12/1/2026	259	262
Freddie Mac Gold Pool 7% 4/1/2032	773	807
Freddie Mac Gold Pool 7% 4/1/2032	309	325
Freddie Mac Gold Pool 7% 7/1/2029	3,156	3,269
Freddie Mac Gold Pool 7% 8/1/2026	414	417
Freddie Mac Gold Pool 7% 9/1/2026	469	474
Freddie Mac Gold Pool 7% 9/1/2035	4,637	4,878
Freddie Mac Gold Pool 7.5% 1/1/2027	14	14
Freddie Mac Gold Pool 7.5% 11/1/2030	25	27
Freddie Mac Gold Pool 8% 2/1/2030	12	12
Freddie Mac Gold Pool 8% 7/1/2030	79	82
Freddie Mac Gold Pool 8% 8/1/2030	188	194
Freddie Mac Gold Pool 8.5% 5/1/2027	5	5
Freddie Mac Gold Pool 8.5% 8/1/2026	10	10
Freddie Mac Gold Pool 8.5% 8/1/2027	111	113
Freddie Mac Gold Pool 8.5% 8/1/2027	8	9
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.035%, 6.821% 6/1/2033 (b)(c)	21,468	21,655
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.23%, 6.968% 4/1/2034 (b)(c)	6,974	7,066
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.246%, 7.12% 6/1/2033 (b)(c)	5,309	5,371
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.375%, 7.19% 3/1/2035 (b)(c)	9,023	9,156
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.548%, 7.588% 7/1/2035 (b)(c)	117,969	120,311
Freddie Mac Non Gold Pool 4.5% 10/1/2040	1,642	1,626
Freddie Mac Non Gold Pool 6% 6/1/2053	3,659,351	3,752,064
Freddie Mac Non Gold Pool 6% 6/1/2053	3,105,178	3,178,997
Freddie Mac Non Gold Pool 6% 6/1/2053	3,744,686	3,825,518
Freddie Mac Non Gold Pool 6% 7/1/2053	2,785,599	2,851,822
Freddie Mac Non Gold Pool 6% 7/1/2053	3,143,265	3,222,901
Freddie Mac Non Gold Pool 6% 9/1/2053	412,293	419,776
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.325%, 5.575% 1/1/2036 (b)(c)	5,368	5,445
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.375%, 6.227% 3/1/2036 (b)(c)	3,682	3,741
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.5%, 6.127% 3/1/2036 (b)(c)	2,814	2,855
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.665%, 6.04% 7/1/2036 (b)(c)	18,188	18,504
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.75%, 6.466% 12/1/2040 (b)(c)	26,216	26,885
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.75%, 7.294% 9/1/2041 (b)(c)	201,324	205,361
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.75%, 7.567% 7/1/2041 (b)(c)	6,533	6,662
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.864%, 7.239% 4/1/2036 (b)(c)	1,937	1,979
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.88%, 6.88% 10/1/2041 (b)(c)	293,795	300,400
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.88%, 7.255% 4/1/2041 (b)(c)	5,043	5,147
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.88%, 7.601% 9/1/2041 (b)(c)	21,416	21,901
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.91%, 7.155% 5/1/2041 (b)(c)	40,088	41,045
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.91%, 7.485% 5/1/2041 (b)(c)	27,334	27,957
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.91%, 7.628% 6/1/2041 (b)(c)	39,003	39,872
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.91%, 7.785% 6/1/2041 (b)(c)	11,071	11,317
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.923%, 7.17% 10/1/2042 (b)(c)	85,341	87,542
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 2.022%, 6.936% 4/1/2038 (b)(c)	1,615	1,654
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 2.031%, 7.658% 3/1/2033 (b)(c)	1,198	1,217
Freddie Mac Non Gold Pool FTSE USD IBOR CONSUMER CASH FALLBACKS TERM 1Y + 2.045%, 7.905% 7/1/2036 (b)(c)	68,635	70,204
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 2.2%, 6.45% 12/1/2036 (b)(c)	2,323	2,388
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 6M + 1.125%, 6.424% 8/1/2037 (b)(c)	2,142	2,135
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 6M + 1.665%, 7.165% 1/1/2037 (b)(c)	4,415	4,463
Freddie Mac Non Gold Pool FTSE USD IBOR CONSUMER CASH FALLBACKS TERM 6M + 1.665%, 7.415% 7/1/2035 (b)(c)	3,201	3,223
Freddie Mac Non Gold Pool FTSE USD IBOR CONSUMER CASH FALLBACKS TERM 6M + 1.869%, 7.255% 10/1/2036 (b)(c)	22,563	22,831
Freddie Mac Non Gold Pool FTSE USD IBOR CONSUMER CASH FALLBACKS TERM 6M + 1.996%, 7.162% 10/1/2035 (b)(c)	15,928	16,155
Freddie Mac Non Gold Pool FTSE USD IBOR CONSUMER CASH FALLBACKS TERM 6M + 2.01%, 7.135% 5/1/2037 (b)(c)	3,088	3,142
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 6M + 2.02%, 7.635% 6/1/2037 (b)(c)	6,608	6,693
Freddie Mac Non Gold Pool FTSE USD IBOR CONSUMER CASH FALLBACKS TERM 6M + 3.049%, 8.549% 10/1/2035 (b)(c)	3,726	3,828
Ginnie Mae I Pool 2.5% 8/20/2051	17,430,013	14,758,998
Ginnie Mae I Pool 2.5% 8/20/2051	4,527,199	3,833,441
Ginnie Mae I Pool 2.5% 9/20/2051	5,431,333	4,599,023
Ginnie Mae I Pool 2.5% 9/20/2051	4,494,513	3,805,763
Ginnie Mae I Pool 3% 12/15/2042	44,134	39,583
Ginnie Mae I Pool 3% 12/20/2042	54,259	49,252
Ginnie Mae I Pool 3% 2/15/2045	22,732	20,418
Ginnie Mae I Pool 3% 2/15/2045	25,123	22,565
Ginnie Mae I Pool 3% 2/20/2050	180,856	160,084
Ginnie Mae I Pool 3% 3/15/2045	36,139	32,460
Ginnie Mae I Pool 3% 3/20/2043	36,420	33,063
Ginnie Mae I Pool 3% 3/20/2043	15,496	14,076
Ginnie Mae I Pool 3% 4/15/2043	5,396	4,872
Ginnie Mae I Pool 3% 4/15/2043	5,715	5,140
Ginnie Mae I Pool 3% 4/15/2045	16,142	14,498
Ginnie Mae I Pool 3% 5/15/2042	7,322	6,634
Ginnie Mae I Pool 3% 5/15/2043	3,750	3,387
Ginnie Mae I Pool 3% 6/15/2043	5,531	4,972
Ginnie Mae I Pool 3% 6/15/2043	3,491	3,165
Ginnie Mae I Pool 3% 6/15/2043	6,483	5,860
Ginnie Mae I Pool 3.5% 1/15/2042	19,905	18,445
Ginnie Mae I Pool 3.5% 1/15/2042	17,047	15,816
Ginnie Mae I Pool 3.5% 1/15/2043	21,591	20,028
Ginnie Mae I Pool 3.5% 11/15/2040	2,680	2,498
Ginnie Mae I Pool 3.5% 11/15/2042	49,418	45,850
Ginnie Mae I Pool 3.5% 12/15/2041	16,589	15,388
Ginnie Mae I Pool 3.5% 12/15/2041	10,354	9,639
Ginnie Mae I Pool 3.5% 12/15/2041	19,102	17,734
Ginnie Mae I Pool 3.5% 12/20/2049	9,181	8,383
Ginnie Mae I Pool 3.5% 12/20/2049	2,123	1,940
Ginnie Mae I Pool 3.5% 12/20/2049	7,116	6,541
Ginnie Mae I Pool 3.5% 12/20/2049	20,173	18,501
Ginnie Mae I Pool 3.5% 2/15/2042	16,277	15,093
Ginnie Mae I Pool 3.5% 2/15/2042	14,697	13,627
Ginnie Mae I Pool 3.5% 2/15/2042	20,734	19,275
Ginnie Mae I Pool 3.5% 2/15/2042	7,265	6,755
Ginnie Mae I Pool 3.5% 2/15/2043	95,955	89,183
Ginnie Mae I Pool 3.5% 2/15/2043	4,333	4,022
Ginnie Mae I Pool 3.5% 2/15/2044	13,664	12,607
Ginnie Mae I Pool 3.5% 2/20/2043	30,200	28,190
Ginnie Mae I Pool 3.5% 3/15/2042	2,034	1,891
Ginnie Mae I Pool 3.5% 3/15/2042	4,546	4,231
Ginnie Mae I Pool 3.5% 3/20/2043	13,536	12,630
Ginnie Mae I Pool 3.5% 4/15/2043	91,341	84,932
Ginnie Mae I Pool 3.5% 4/15/2043	14,639	13,538
Ginnie Mae I Pool 3.5% 5/15/2042	6,028	5,607
Ginnie Mae I Pool 3.5% 5/15/2043	3,512	3,270
Ginnie Mae I Pool 3.5% 5/20/2046	4,976	4,610
Ginnie Mae I Pool 3.5% 5/20/2046	6,252	5,800
Ginnie Mae I Pool 3.5% 5/20/2046	6,219	5,769
Ginnie Mae I Pool 3.5% 5/20/2046	8,217	7,623
Ginnie Mae I Pool 3.5% 5/20/2046	14,216	13,188
Ginnie Mae I Pool 3.5% 6/15/2043	5,848	5,425
Ginnie Mae I Pool 3.5% 6/15/2043	2,783	2,599
Ginnie Mae I Pool 3.5% 6/15/2043	5,234	4,837
Ginnie Mae I Pool 3.5% 6/20/2046	9,447	8,764
Ginnie Mae I Pool 3.5% 6/20/2046	32,988	30,604
Ginnie Mae I Pool 3.5% 6/20/2046	9,044	8,391
Ginnie Mae I Pool 3.5% 6/20/2046	5,787	5,369
Ginnie Mae I Pool 3.5% 6/20/2046	8,974	8,326
Ginnie Mae I Pool 3.5% 6/20/2046	7,885	7,315
Ginnie Mae I Pool 3.5% 7/15/2042	14,104	13,092
Ginnie Mae I Pool 3.5% 7/15/2042	4,806	4,461
Ginnie Mae I Pool 3.5% 7/15/2042	1,411	1,309
Ginnie Mae I Pool 3.5% 7/15/2043	2,799	2,591
Ginnie Mae I Pool 3.5% 7/20/2043	26,774	24,898
Ginnie Mae I Pool 3.5% 7/20/2046	282,683	262,427
Ginnie Mae I Pool 3.5% 8/15/2042	1,348	1,250
Ginnie Mae I Pool 3.5% 9/15/2042	4,027	3,730
Ginnie Mae I Pool 3.5% 9/15/2042	2,512	2,328
Ginnie Mae I Pool 4% 1/15/2041	18,520	17,839
Ginnie Mae I Pool 4% 1/15/2042	2,135	2,056
Ginnie Mae I Pool 4% 1/15/2047	11,677	11,096
Ginnie Mae I Pool 4% 1/15/2047	13,323	12,660
Ginnie Mae I Pool 4% 1/15/2047	4,077	3,874
Ginnie Mae I Pool 4% 1/15/2047	8,559	8,133
Ginnie Mae I Pool 4% 10/15/2040	17,852	17,204
Ginnie Mae I Pool 4% 10/15/2040	18,705	18,031
Ginnie Mae I Pool 4% 10/15/2040	2,251	2,170
Ginnie Mae I Pool 4% 10/15/2040	19,524	18,815
Ginnie Mae I Pool 4% 10/15/2041	6,562	6,313
Ginnie Mae I Pool 4% 10/15/2041	37,774	36,342
Ginnie Mae I Pool 4% 10/15/2041	18,871	18,172
Ginnie Mae I Pool 4% 10/15/2041	10,174	9,800
Ginnie Mae I Pool 4% 10/15/2041	6,451	6,218
Ginnie Mae I Pool 4% 10/15/2041	3,673	3,535
Ginnie Mae I Pool 4% 10/15/2041	12,807	12,334
Ginnie Mae I Pool 4% 10/15/2041	880	848
Ginnie Mae I Pool 4% 10/15/2041	4,803	4,618
Ginnie Mae I Pool 4% 10/20/2042	61,436	58,791
Ginnie Mae I Pool 4% 11/15/2040	4,793	4,617
Ginnie Mae I Pool 4% 11/15/2041	32,647	31,433
Ginnie Mae I Pool 4% 12/15/2039	9,932	9,576
Ginnie Mae I Pool 4% 12/15/2040	2,309	2,230
Ginnie Mae I Pool 4% 12/15/2041	17,970	17,300
Ginnie Mae I Pool 4% 12/15/2041	6,148	5,916
Ginnie Mae I Pool 4% 12/15/2041	3,851	3,706
Ginnie Mae I Pool 4% 12/15/2041	10,061	9,678
Ginnie Mae I Pool 4% 12/15/2041	678	653
Ginnie Mae I Pool 4% 12/15/2046	2,524	2,398
Ginnie Mae I Pool 4% 2/15/2040	9,838	9,490
Ginnie Mae I Pool 4% 2/15/2040	15,066	14,519
Ginnie Mae I Pool 4% 2/15/2040	10,894	10,497
Ginnie Mae I Pool 4% 2/15/2041	4,421	4,261
Ginnie Mae I Pool 4% 2/15/2041	2,909	2,799
Ginnie Mae I Pool 4% 2/15/2042	4,870	4,687
Ginnie Mae I Pool 4% 2/15/2045	15,461	14,788
Ginnie Mae I Pool 4% 3/15/2040	75,645	72,918
Ginnie Mae I Pool 4% 3/15/2041	37,811	36,441
Ginnie Mae I Pool 4% 3/15/2042	3,181	3,058
Ginnie Mae I Pool 4% 3/15/2042	17,160	16,510
Ginnie Mae I Pool 4% 3/20/2047	33,173	31,531
Ginnie Mae I Pool 4% 4/15/2043	15,024	14,435
Ginnie Mae I Pool 4% 4/15/2046	106,149	101,527
Ginnie Mae I Pool 4% 4/20/2048	13,321	12,612
Ginnie Mae I Pool 4% 4/20/2048	14,528	13,755
Ginnie Mae I Pool 4% 5/15/2045	14,441	13,790
Ginnie Mae I Pool 4% 5/20/2049	28,211	26,621
Ginnie Mae I Pool 4% 6/15/2041	3,378	3,253
Ginnie Mae I Pool 4% 6/15/2042	3,523	3,385
Ginnie Mae I Pool 4% 6/15/2045	3,862	3,688
Ginnie Mae I Pool 4% 7/15/2041	939	903
Ginnie Mae I Pool 4% 7/15/2045	10,526	10,051
Ginnie Mae I Pool 4% 7/15/2046	6,275	5,975
Ginnie Mae I Pool 4% 7/15/2046	9,728	9,262
Ginnie Mae I Pool 4% 8/15/2039	2,851	2,752
Ginnie Mae I Pool 4% 9/15/2039	2,908	2,810
Ginnie Mae I Pool 4% 9/15/2041	15,892	15,298
Ginnie Mae I Pool 4.5% 11/15/2039	1,546	1,522
Ginnie Mae I Pool 4.5% 11/15/2039	4,204	4,138
Ginnie Mae I Pool 4.5% 11/15/2039	3,490	3,438
Ginnie Mae I Pool 4.5% 11/15/2039	11,101	10,927
Ginnie Mae I Pool 4.5% 12/15/2039	4,121	4,059
Ginnie Mae I Pool 4.5% 2/15/2040	4,021	3,960
Ginnie Mae I Pool 4.5% 2/15/2040	3,444	3,390
Ginnie Mae I Pool 4.5% 2/15/2040	3,074	3,026
Ginnie Mae I Pool 4.5% 2/15/2040	6,467	6,366
Ginnie Mae I Pool 4.5% 2/15/2040	9,487	9,338
Ginnie Mae I Pool 4.5% 2/15/2040	6,672	6,570
Ginnie Mae I Pool 4.5% 2/15/2040	8,746	8,599
Ginnie Mae I Pool 4.5% 3/15/2040	22,569	22,217
Ginnie Mae I Pool 4.5% 3/15/2040	2,865	2,819
Ginnie Mae I Pool 4.5% 3/15/2041	1,428	1,406
Ginnie Mae I Pool 4.5% 3/15/2041	53,589	52,690
Ginnie Mae I Pool 4.5% 4/15/2040	9,488	9,341
Ginnie Mae I Pool 4.5% 5/15/2039	1,903	1,874
Ginnie Mae I Pool 4.5% 5/15/2040	1,293	1,271
Ginnie Mae I Pool 4.5% 5/15/2040	12,172	11,981
Ginnie Mae I Pool 4.5% 6/15/2039	6,277	6,183
Ginnie Mae I Pool 4.5% 6/15/2039	5,988	5,895
Ginnie Mae I Pool 4.5% 6/15/2040	12,950	12,746
Ginnie Mae I Pool 4.5% 6/15/2040	6,259	6,162
Ginnie Mae I Pool 4.5% 6/15/2040	25,243	24,848
Ginnie Mae I Pool 4.5% 6/15/2040	5,394	5,308
Ginnie Mae I Pool 4.5% 6/15/2040	5,203	5,121
Ginnie Mae I Pool 4.5% 6/15/2040	43,250	42,567
Ginnie Mae I Pool 4.5% 6/15/2040	6,346	6,247
Ginnie Mae I Pool 4.5% 6/15/2041	81,331	79,992
Ginnie Mae I Pool 4.5% 7/15/2039	5,878	5,788
Ginnie Mae I Pool 4.5% 7/15/2040	20,307	19,988
Ginnie Mae I Pool 4.5% 7/15/2040	12,709	12,512
Ginnie Mae I Pool 4.5% 7/15/2040	8,755	8,616
Ginnie Mae I Pool 4.5% 7/15/2040	16,353	16,096
Ginnie Mae I Pool 4.5% 7/15/2040	10,020	9,863
Ginnie Mae I Pool 4.5% 7/15/2040	906	891
Ginnie Mae I Pool 4.5% 7/15/2040	9,019	8,878
Ginnie Mae I Pool 4.5% 8/15/2039	5,824	5,735
Ginnie Mae I Pool 4.5% 8/15/2039	26,762	26,352
Ginnie Mae I Pool 4.5% 8/15/2039	34,202	33,676
Ginnie Mae I Pool 4.5% 8/15/2039	909	895
Ginnie Mae I Pool 4.5% 8/15/2039	10,883	10,714
Ginnie Mae I Pool 4.5% 8/15/2039	52,667	51,856
Ginnie Mae I Pool 4.5% 8/15/2040	3,052	3,004
Ginnie Mae I Pool 4.5% 9/15/2039	9,745	9,595
Ginnie Mae I Pool 4.5% 9/15/2039	4,820	4,745
Ginnie Mae I Pool 5% 10/15/2039	3,819	3,829
Ginnie Mae I Pool 5% 10/15/2039	1,471	1,475
Ginnie Mae I Pool 5% 10/15/2039	2,813	2,821
Ginnie Mae I Pool 5% 10/15/2039	2,206	2,211
Ginnie Mae I Pool 5% 11/15/2039	3,335	3,344
Ginnie Mae I Pool 5% 12/15/2039	1,923	1,928
Ginnie Mae I Pool 5% 12/15/2039	3,293	3,302
Ginnie Mae I Pool 5% 2/15/2039	663	665
Ginnie Mae I Pool 5% 3/15/2041	3,162	3,173
Ginnie Mae I Pool 5% 4/15/2040	25,562	25,632
Ginnie Mae I Pool 5% 4/15/2040	32,865	32,956
Ginnie Mae I Pool 5% 4/15/2041	5,874	5,892
Ginnie Mae I Pool 5% 4/20/2048	316,321	319,683
Ginnie Mae I Pool 5% 5/15/2039	4,133	4,144
Ginnie Mae I Pool 5% 5/15/2039	8,306	8,327
Ginnie Mae I Pool 5% 6/15/2040	75,970	76,181
Ginnie Mae I Pool 5% 6/15/2040	2,081	2,087
Ginnie Mae I Pool 5% 6/15/2040	1,242	1,246
Ginnie Mae I Pool 5% 6/15/2041	525	526
Ginnie Mae I Pool 5% 7/15/2039	3,391	3,400
Ginnie Mae I Pool 5% 7/15/2039	7,516	7,535
Ginnie Mae I Pool 5% 7/15/2040	4,757	4,770
Ginnie Mae I Pool 5% 7/15/2040	3,382	3,391
Ginnie Mae I Pool 5% 7/15/2040	1,833	1,838
Ginnie Mae I Pool 5% 8/15/2039	2,720	2,727
Ginnie Mae I Pool 5% 8/15/2039	3,360	3,368
Ginnie Mae I Pool 5% 8/15/2040	5,425	5,442
Ginnie Mae I Pool 5% 8/15/2040	5,200	5,215
Ginnie Mae I Pool 5% 8/15/2040	5,976	5,994
Ginnie Mae I Pool 5% 9/15/2039	4,436	4,448
Ginnie Mae I Pool 5% 9/15/2039	21,312	21,366
Ginnie Mae I Pool 5% 9/15/2039	2,974	2,982
Ginnie Mae I Pool 5% 9/15/2039	1,246	1,249
Ginnie Mae I Pool 5% 9/15/2040	3,644	3,655
Ginnie Mae I Pool 5% 9/15/2040	2,125	2,131
Ginnie Mae I Pool 5% 9/15/2041	56,305	56,456
Ginnie Mae I Pool 5.47% 8/20/2059 (b)(g)	1,200	1,163
Ginnie Mae I Pool 5.5% 1/15/2039	3,337	3,390
Ginnie Mae I Pool 5.5% 10/15/2035	2,626	2,660
Ginnie Mae I Pool 5.5% 3/15/2039	711	722
Ginnie Mae I Pool 5.5% 7/15/2038	533	538
Ginnie Mae I Pool 5.5% 9/15/2039	11,305	11,482
Ginnie Mae I Pool 5.5% 9/15/2039	16,731	16,996
Ginnie Mae I Pool 6% 5/15/2040	45,646	47,170
Ginnie Mae I Pool 6% 6/15/2036	1,124,539	1,156,114
Ginnie Mae I Pool 6.5% 10/15/2034	1,782	1,834
Ginnie Mae I Pool 6.5% 11/15/2034	517	528
Ginnie Mae I Pool 6.5% 8/15/2034	2,279	2,342
Ginnie Mae I Pool 6.5% 8/15/2036	360	373
Ginnie Mae I Pool 6.5% 9/15/2034	763	784
Ginnie Mae I Pool 7% 1/15/2028	13	13
Ginnie Mae I Pool 7% 1/15/2028	39	39
Ginnie Mae I Pool 7% 1/15/2029	19	19
Ginnie Mae I Pool 7% 1/15/2031	67	68
Ginnie Mae I Pool 7% 1/15/2032	361	370
Ginnie Mae I Pool 7% 10/15/2028	167	170
Ginnie Mae I Pool 7% 11/15/2031	158	162
Ginnie Mae I Pool 7% 12/15/2028	38	39
Ginnie Mae I Pool 7% 2/15/2028	31	32
Ginnie Mae I Pool 7% 2/15/2028	33	33
Ginnie Mae I Pool 7% 2/15/2032	481	488
Ginnie Mae I Pool 7% 2/15/2032	6	6
Ginnie Mae I Pool 7% 3/15/2028	25	25
Ginnie Mae I Pool 7% 3/15/2028	47	48
Ginnie Mae I Pool 7% 3/15/2028	40	41
Ginnie Mae I Pool 7% 3/15/2031	24	25
Ginnie Mae I Pool 7% 3/15/2031	34	34
Ginnie Mae I Pool 7% 3/15/2032	203	208
Ginnie Mae I Pool 7% 4/15/2028	62	63
Ginnie Mae I Pool 7% 4/15/2028	18	19
Ginnie Mae I Pool 7% 4/15/2028	47	48
Ginnie Mae I Pool 7% 4/15/2032	61	63
Ginnie Mae I Pool 7% 4/15/2032	167	171
Ginnie Mae I Pool 7% 4/20/2032	4,074	4,208
Ginnie Mae I Pool 7% 5/15/2031	133	136
Ginnie Mae I Pool 7% 5/15/2032	162	166
Ginnie Mae I Pool 7% 6/15/2028	76	77
Ginnie Mae I Pool 7% 6/15/2028	70	71
Ginnie Mae I Pool 7% 6/15/2028	25	26
Ginnie Mae I Pool 7% 6/15/2028	21	21
Ginnie Mae I Pool 7% 6/15/2031	637	651
Ginnie Mae I Pool 7% 6/15/2032	44	45
Ginnie Mae I Pool 7% 7/15/2028	78	79
Ginnie Mae I Pool 7% 7/15/2032	79	82
Ginnie Mae I Pool 7% 8/15/2029	56	57
Ginnie Mae I Pool 7% 8/15/2031	178	182
Ginnie Mae I Pool 7% 8/15/2032	80	81
Ginnie Mae I Pool 7% 9/15/2028	75	76
Ginnie Mae I Pool 7% 9/15/2031	134	137
Ginnie Mae I Pool 7% 9/15/2031	14	15
Ginnie Mae I Pool 7.5% 1/15/2026	4	3
Ginnie Mae I Pool 7.5% 1/15/2031	27	28
Ginnie Mae I Pool 7.5% 10/15/2027	142	144
Ginnie Mae I Pool 7.5% 3/15/2028	1,215	1,240
Ginnie Mae I Pool 7.5% 4/15/2027	4	3
Ginnie Mae I Pool 7.5% 4/15/2027	54	55
Ginnie Mae I Pool 7.5% 5/15/2027	32	32
Ginnie Mae I Pool 7.5% 6/15/2027	5	4
Ginnie Mae I Pool 7.5% 6/15/2027	98	99
Ginnie Mae I Pool 7.5% 7/15/2027	54	54
Ginnie Mae I Pool 7.5% 7/15/2027	9	9
Ginnie Mae I Pool 7.5% 7/15/2028	164	168
Ginnie Mae I Pool 7.5% 7/15/2029	30	31
Ginnie Mae I Pool 7.5% 8/15/2027	8	8
Ginnie Mae I Pool 7.5% 8/15/2027	27	28
Ginnie Mae I Pool 7.5% 8/15/2028	33	34
Ginnie Mae I Pool 7.5% 9/15/2025	18	18
Ginnie Mae I Pool 7.5% 9/15/2027	197	201
Ginnie Mae I Pool 7.5% 9/15/2028	76	77
Ginnie Mae I Pool 7.5% 9/15/2028	97	99
Ginnie Mae I Pool 8% 12/15/2027	24	24
Ginnie Mae I Pool 8% 12/15/2027	63	64
Ginnie Mae I Pool 8% 7/15/2025	2	1
Ginnie Mae I Pool 8% 7/15/2027	23	23
Ginnie Mae I Pool 8% 8/15/2027	8	8
Ginnie Mae I Pool 8% 8/15/2027	11	11
Ginnie Mae I Pool 8.5% 1/15/2031	251	259
Ginnie Mae I Pool 8.5% 7/15/2030	36	37
Ginnie Mae I Pool 8.5% 8/15/2029	21	22
Ginnie Mae II Pool 2% 1/20/2051	996,207	820,579
Ginnie Mae II Pool 2% 1/20/2052	13,822,407	11,366,124
Ginnie Mae II Pool 2% 10/20/2050	8,678,278	7,144,258
Ginnie Mae II Pool 2% 11/20/2050	5,659,759	4,659,309
Ginnie Mae II Pool 2% 12/20/2050	13,007,810	10,706,445
Ginnie Mae II Pool 2% 2/20/2051	398,141	327,701
Ginnie Mae II Pool 2% 4/20/2051	139,435	114,679
Ginnie Mae II Pool 2.5% 12/20/2051	171,370	146,608
Ginnie Mae II Pool 2.5% 6/20/2051	5,539,224	4,739,714
Ginnie Mae II Pool 2.5% 7/20/2051	510,327	436,668
Ginnie Mae II Pool 3% 1/20/2043	294,415	266,951
Ginnie Mae II Pool 3% 10/20/2043	23,871	21,592
Ginnie Mae II Pool 3% 12/20/2042	25,744	23,349
Ginnie Mae II Pool 3% 8/20/2042	4,092	3,714
Ginnie Mae II Pool 3.5% 1/20/2042	2,636	2,466
Ginnie Mae II Pool 3.5% 1/20/2044	3,958	3,684
Ginnie Mae II Pool 3.5% 11/20/2041	122,349	114,490
Ginnie Mae II Pool 3.5% 12/20/2041	52,509	49,137
Ginnie Mae II Pool 3.5% 2/20/2043	23,640	22,057
Ginnie Mae II Pool 3.5% 3/20/2043	29,133	27,183
Ginnie Mae II Pool 3.5% 3/20/2044	4,430	4,122
Ginnie Mae II Pool 3.5% 4/20/2043	31,682	29,556
Ginnie Mae II Pool 3.5% 5/20/2043	301,182	279,666
Ginnie Mae II Pool 3.5% 5/20/2046	3,610	3,349
Ginnie Mae II Pool 3.5% 5/20/2046	12,249	11,364
Ginnie Mae II Pool 3.5% 6/20/2043	59,113	55,124
Ginnie Mae II Pool 3.5% 9/20/2043	350,436	326,512
Ginnie Mae II Pool 4% 1/20/2041	1,926	1,847
Ginnie Mae II Pool 4% 1/20/2042	15,762	15,094
Ginnie Mae II Pool 4% 1/20/2046	3,347	3,185
Ginnie Mae II Pool 4% 10/20/2040	17,024	16,325
Ginnie Mae II Pool 4% 10/20/2041	284,234	272,241
Ginnie Mae II Pool 4% 10/20/2044	170,105	162,280
Ginnie Mae II Pool 4% 11/20/2040	213,634	204,848
Ginnie Mae II Pool 4% 11/20/2041	9,421	9,023
Ginnie Mae II Pool 4% 11/20/2044	364,851	348,033
Ginnie Mae II Pool 4% 12/20/2044	9,879	9,423
Ginnie Mae II Pool 4% 12/20/2045	3,770	3,587
Ginnie Mae II Pool 4% 2/20/2041	4,580	4,391
Ginnie Mae II Pool 4% 3/20/2041	17,790	17,055
Ginnie Mae II Pool 4% 3/20/2047	3,698,110	3,515,092
Ginnie Mae II Pool 4% 4/20/2042	56,604	54,184
Ginnie Mae II Pool 4% 4/20/2047	755,535	718,144
Ginnie Mae II Pool 4% 5/20/2046	51,662	49,153
Ginnie Mae II Pool 4% 6/20/2045	165,366	157,596
Ginnie Mae II Pool 4% 7/20/2044	9,170	8,751
Ginnie Mae II Pool 4% 8/20/2041	1,975	1,892
Ginnie Mae II Pool 4% 8/20/2043	20,819	19,890
Ginnie Mae II Pool 4% 8/20/2044	23,591	22,513
Ginnie Mae II Pool 4% 8/20/2045	541,248	515,815
Ginnie Mae II Pool 4% 9/20/2040	77,283	74,108
Ginnie Mae II Pool 4.5% 1/20/2041	19,738	19,495
Ginnie Mae II Pool 4.5% 10/20/2039	2,776	2,684
Ginnie Mae II Pool 4.5% 10/20/2040	4,162	4,111
Ginnie Mae II Pool 4.5% 10/20/2040	41,135	39,765
Ginnie Mae II Pool 4.5% 11/20/2040	4,170	4,118
Ginnie Mae II Pool 4.5% 11/20/2040	16,354	15,795
Ginnie Mae II Pool 4.5% 12/20/2039	15,554	15,043
Ginnie Mae II Pool 4.5% 12/20/2040	8,508	8,218
Ginnie Mae II Pool 4.5% 2/20/2041	70,150	69,287
Ginnie Mae II Pool 4.5% 2/20/2041	832	803
Ginnie Mae II Pool 4.5% 3/20/2036	1,431	1,416
Ginnie Mae II Pool 4.5% 3/20/2041	4,620	4,563
Ginnie Mae II Pool 4.5% 4/20/2040	7,327	7,082
Ginnie Mae II Pool 4.5% 4/20/2041	43,162	42,630
Ginnie Mae II Pool 4.5% 5/20/2040	4,868	4,809
Ginnie Mae II Pool 4.5% 5/20/2041	182,475	180,223
Ginnie Mae II Pool 4.5% 6/20/2033	795	787
Ginnie Mae II Pool 4.5% 6/20/2039	3,074	2,973
Ginnie Mae II Pool 4.5% 6/20/2040	7,160	6,925
Ginnie Mae II Pool 4.5% 6/20/2041	114,192	112,780
Ginnie Mae II Pool 4.5% 7/20/2039	724	710
Ginnie Mae II Pool 4.5% 7/20/2040	8,042	7,943
Ginnie Mae II Pool 4.5% 7/20/2040	630	608
Ginnie Mae II Pool 4.5% 8/20/2040	1,069	1,056
Ginnie Mae II Pool 4.5% 9/20/2040	43,233	42,703
Ginnie Mae II Pool 5% 9/20/2033	34,095	34,224
Ginnie Mae II Pool 5.5% 1/1/2055 (j)	11,400,000	11,406,679
Ginnie Mae II Pool 5.5% 12/1/2054 (j)	27,900,000	27,937,054
Ginnie Mae II Pool 6% 1/1/2055 (j)	11,225,000	11,333,742
Ginnie Mae II Pool 6% 11/20/2031	957	977
Ginnie Mae II Pool 6% 12/1/2054 (j)	17,850,000	18,036,868
Ginnie Mae II Pool 6% 5/20/2032	4,596	4,702
Ginnie Mae II Pool 6.5% 11/20/2031	169	173
Ginnie Mae II Pool 6.5% 3/20/2031	212	216
Ginnie Mae II Pool 7% 2/20/2032	1,241	1,283
Ginnie Mae II Pool 7% 3/20/2032	614	634
Uniform Mortgage Backed Securities 2% 1/1/2055 (j)	9,775,000	7,846,347
Uniform Mortgage Backed Securities 2% 12/1/2054 (j)	42,925,000	34,413,779
Uniform Mortgage Backed Securities 2.5% 12/1/2054 (j)	18,925,000	15,843,773
Uniform Mortgage Backed Securities 3% 12/1/2039 (j)	5,750,000	5,412,637
Uniform Mortgage Backed Securities 3.5% 12/1/2054 (j)	40,200,000	36,428,111
Uniform Mortgage Backed Securities 5% 12/1/2039 (j)	8,200,000	8,217,297
Uniform Mortgage Backed Securities 6.5% 12/1/2054 (j)	17,675,000	18,097,542
TOTAL UNITED STATES		697,899,989
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $713,944,278)		697,899,989

U.S. Government Agency Obligations - 0.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.3%
Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
Tennessee Valley Authority 5.25% 9/15/2039	2,235,000	2,354,134
Tennessee Valley Authority 5.375% 4/1/2056	2,737,000	2,945,136

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $5,055,067)		5,299,270

U.S. Treasury Obligations - 47.3%
	Yield (%) (m)	Principal Amount (a)	Value ($)
US Treasury Bonds 2% 8/15/2051	1.95 to 2.08	33,422,000	20,609,363
US Treasury Bonds 2.375% 2/15/2042	3.19	353,100	264,458
US Treasury Bonds 2.5% 2/15/2045	3.00	6,150,700	4,502,745
US Treasury Bonds 2.875% 5/15/2049	2.57 to 2.59	4,458,100	3,369,348
US Treasury Bonds 3% 2/15/2049	2.99 to 3.01	95,773,600	74,250,728
US Treasury Bonds 3.625% 2/15/2053	3.80 to 3.85	73,039,000	63,652,348
US Treasury Bonds 4.125% 8/15/2044 (n)	4.59 to 4.73	46,440,000	44,205,075
US Treasury Bonds 4.375% 8/15/2043	4.91 to 5.27	85,314,000	84,394,208
US Treasury Bonds 4.625% 5/15/2044	4.56	25,910,000	26,391,764
US Treasury Bonds 4.625% 5/15/2054	4.02 to 4.44	2,680,000	2,785,944
US Treasury Bonds 4.75% 2/15/2037	2.81	2,223,200	2,340,352
US Treasury Notes 1.125% 8/31/2028	1.14 to 1.33	94,478,000	84,727,576
US Treasury Notes 1.625% 9/30/2026	1.68	1,028,000	981,820
US Treasury Notes 2.5% 3/31/2027	2.69	40,290,000	38,832,635
US Treasury Notes 2.625% 5/31/2027	2.82 to 2.92	45,180,000	43,563,403
US Treasury Notes 2.625% 7/31/2029	2.83	25,679,000	24,082,087
US Treasury Notes 2.75% 4/30/2027	2.95	40,000,000	38,732,812
US Treasury Notes 2.75% 7/31/2027	2.68 to 2.71	33,510,000	32,341,077
US Treasury Notes 2.75% 8/15/2032	3.98	1,800,000	1,633,781
US Treasury Notes 3.5% 1/31/2028	3.87	5,750,000	5,644,209
US Treasury Notes 3.75% 5/31/2030	3.84 to 3.90	55,440,000	54,448,144
US Treasury Notes 3.75% 6/30/2030	4.04	26,780,000	26,297,751
US Treasury Notes 3.75% 8/31/2031 (n)	3.65 to 3.68	17,180,000	16,791,437
US Treasury Notes 3.875% 8/15/2034	3.71 to 3.81	44,040,000	42,914,928
US Treasury Notes 4% 1/15/2027	4.14	1,260,000	1,255,521
US Treasury Notes 4% 1/31/2031	3.89 to 3.96	5,660,000	5,620,866
US Treasury Notes 4% 7/31/2030	4.18	6,990,000	6,949,043
US Treasury Notes 4.125% 10/31/2027	3.75 to 4.24	24,500,000	24,509,570
US Treasury Notes 4.125% 11/15/2027	4.20	35,640,000	35,651,138
US Treasury Notes 4.125% 11/30/2031	4.13	6,510,000	6,507,966
US Treasury Notes 4.125% 8/31/2030	4.19	1,950,000	1,949,924
US Treasury Notes 4.25% 11/30/2026	4.17	19,950,000	19,978,834
US Treasury Notes 4.25% 2/28/2031	4.25 to 4.31	40,720,000	40,982,453
US Treasury Notes 4.25% 3/15/2027	4.41	4,370,000	4,378,364
US Treasury Notes 4.25% 6/30/2031	3.99	4,940,000	4,973,191
US Treasury Notes 4.375% 12/15/2026	4.43	350,000	351,230
US Treasury Notes 4.375% 7/15/2027	4.24	38,630,000	38,853,359
TOTAL U.S. TREASURY OBLIGATIONS (Cost $985,005,574)			929,719,452

Money Market Funds - 5.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (o)	4.64	75,959,111	75,974,303
Fidelity Securities Lending Cash Central Fund (o)(p)	4.64	23,635,839	23,638,202
TOTAL MONEY MARKET FUNDS (Cost $99,610,353)			99,612,505

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.0%
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.755% and receive annually a floating rate based on the US SOFR Index, expiring March 2034	3/19/29	7,700,000	275,155
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.14% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/12/25	3,200,000	176,706
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.92% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/20/29	8,600,000	305,719

TOTAL PUT SWAPTIONS			757,580
Call Swaptions - 0.1%
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.755% and pay annually a floating rate based on the US SOFR Index, expiring March 2034	3/19/29	7,700,000	312,406
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.14% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/12/25	3,200,000	42,399
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.92% and pay annually a floating rate based on US SOFR Index, expiring November 2034	11/20/29	8,600,000	388,597

TOTAL CALL SWAPTIONS			743,402
TOTAL PURCHASED SWAPTIONS (Cost $1,535,384)			1,500,982

TOTAL INVESTMENT IN SECURITIES - 113.1% (Cost $2,295,246,395)	2,222,951,461
NET OTHER ASSETS (LIABILITIES) - (13.1)%	(257,236,496)
NET ASSETS - 100.0%	1,965,714,965

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 5.5% 12/1/2054	(22,800,000)	(22,830,281)
Ginnie Mae II Pool 6% 12/1/2054	(15,175,000)	(15,333,864)
Uniform Mortgage Backed Securities 2% 12/1/2054	(19,550,000)	(15,673,603)
Uniform Mortgage Backed Securities 2.5% 12/1/2054	(40,975,000)	(34,303,758)
Uniform Mortgage Backed Securities 3% 12/1/2039	(5,750,000)	(5,412,637)
Uniform Mortgage Backed Securities 3% 12/1/2054	(64,000,000)	(55,764,998)
Uniform Mortgage Backed Securities 3.5% 1/1/2055	(16,750,000)	(15,184,267)
Uniform Mortgage Backed Securities 3.5% 12/1/2054	(40,200,000)	(36,428,110)
Uniform Mortgage Backed Securities 4% 12/1/2054	(4,350,000)	(4,069,969)
Uniform Mortgage Backed Securities 5% 12/1/2039	(8,200,000)	(8,217,297)
Uniform Mortgage Backed Securities 6.5% 12/1/2054	(17,675,000)	(18,097,542)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(231,316,326)

TOTAL TBA SALE COMMITMENTS (Proceeds $229,362,036)		(231,316,326)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1,910	Mar 2025	212,368,125	2,892,084	2,892,084
CBOT 2-Year U.S. Treasury Note Contracts (United States)	1,594	Mar 2025	328,538,344	943,688	943,688
CBOT 5-Year U.S. Treasury Note Contracts (United States)	35	Mar 2025	3,766,055	30,851	30,851

TOTAL FUTURES CONTRACTS					3,866,623
The notional amount of futures purchased as a percentage of Net Assets is 27.7%

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.75%	Annual	LCH	Dec 2026	11,800,000	199,936	0	199,936
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.75%	Annual	LCH	Dec 2029	1,198,000	38,610	0	38,610
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.75%	Annual	LCH	Dec 2027	79,051,000	1,852,460	0	1,852,460
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.75%	Annual	LCH	Dec 2031	54,808,000	2,179,272	0	2,179,272
3.75%	Annual	UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	LCH	Dec 2034	11,784,000	(547,839)	0	(547,839)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.75%	Annual	LCH	Dec 2044	12,821,000	882,721	0	882,721
TOTAL INTEREST RATE SWAPS							4,605,160	0	4,605,160

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(e)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f)	Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(g)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,974,354 or 0.8% of net assets.

(i)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $4,584,983.
(j)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $569,617.

(l)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,491,464.
(m)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(n)	Security or a portion of the security is on loan at period end.
(o)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(p)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	114,510,160	294,142,698	332,678,555	652,387	-	-	75,974,303	0.1%
Fidelity Securities Lending Cash Central Fund	18,232,198	165,666,348	160,260,344	7,960	-	-	23,638,202	0.1%
Total	132,742,358	459,809,046	492,938,899	660,347	-	-	99,612,505

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations and U.S. Government Agency Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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